Schedule of Investments (unaudited)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$11,364	$9,396,812
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	11,018	10,613,904
		20,010,716
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	49,550	45,041,773
2.70%, 02/01/27 (Call 12/01/26)	12,506	11,285,314
2.75%, 02/01/26 (Call 01/01/26)	9,643	8,941,472
2.95%, 02/01/30 (Call 11/01/29)(a)	14,809	12,537,572
3.20%, 03/01/29 (Call 12/01/28)	14,165	12,446,499
3.25%, 02/01/28 (Call 12/01/27)	9,877	9,033,181
3.25%, 02/01/35 (Call 11/01/34)	11,304	8,611,079
3.60%, 05/01/34 (Call 02/01/34)	9,698	7,795,709
3.63%, 02/01/31 (Call 11/01/30)(a)	17,133	15,102,042
3.75%, 02/01/50 (Call 08/01/49)(a)	16,562	11,652,299
3.90%, 05/01/49 (Call 11/01/48)	10,110	7,098,316
3.95%, 08/01/59 (Call 02/01/59)	11,381	7,842,282
5.04%, 05/01/27 (Call 03/01/27)(a)	19,676	19,487,799
5.15%, 05/01/30 (Call 02/01/30)(a)	47,706	46,486,368
5.71%, 05/01/40 (Call 11/01/39)	33,206	31,625,813
5.81%, 05/01/50 (Call 11/01/49)(a)	61,460	57,957,511
5.93%, 05/01/60 (Call 11/01/59)	38,592	35,905,213
General Dynamics Corp.
3.50%, 04/01/27 (Call 02/01/27)(a)	8,854	8,530,677
3.63%, 04/01/30 (Call 01/01/30)	10,365	9,783,440
3.75%, 05/15/28 (Call 02/15/28)	13,307	12,775,504
4.25%, 04/01/40 (Call 10/01/39)	7,242	6,708,901
4.25%, 04/01/50 (Call 10/01/49)(a)	8,869	8,081,455
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	20,136	19,458,500
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	7,850	5,475,342
3.55%, 01/15/26 (Call 10/15/25)(a)	7,072	6,929,972
3.80%, 03/01/45 (Call 09/01/44)(a)	13,302	11,111,795
3.90%, 06/15/32 (Call 03/15/32)(a)	9,777	9,304,856
4.07%, 12/15/42(a)	16,647	14,756,905
4.09%, 09/15/52 (Call 03/15/52)	16,440	14,296,523
4.15%, 06/15/53 (Call 12/15/52)	14,992	13,095,152
4.70%, 05/15/46 (Call 11/15/45)	14,546	13,797,272
5.10%, 11/15/27(a)	6,665	6,853,715
5.25%, 01/15/33(a)	11,363	11,823,444
5.70%, 11/15/54 (Call 05/15/54)	11,320	12,270,823
5.90%, 11/15/63 (Call 05/15/63)	7,012	7,753,735
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	5,411	5,089,170
3.25%, 01/15/28 (Call 10/15/27)(a)	28,854	26,788,573
4.03%, 10/15/47 (Call 04/15/47)(a)	26,205	22,283,401
4.40%, 05/01/30 (Call 02/01/30)	11,409	11,164,611
4.75%, 06/01/43	13,242	12,441,756
5.25%, 05/01/50 (Call 11/01/49)(a)	10,100	10,253,852
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	17,084	13,579,129
2.25%, 07/01/30 (Call 04/01/30)(a)	14,367	12,054,098
2.38%, 03/15/32 (Call 12/15/31)	12,838	10,517,001
2.82%, 09/01/51 (Call 03/01/51)	10,690	7,312,255
3.03%, 03/15/52 (Call 09/15/51)	16,573	11,636,717
3.13%, 05/04/27 (Call 02/04/27)(a)	11,194	10,497,772
Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)(a)	$10,600	$7,640,931
3.50%, 03/15/27 (Call 12/15/26)	9,385	8,965,086
3.75%, 11/01/46 (Call 05/01/46)	11,572	9,237,819
4.13%, 11/16/28 (Call 08/16/28)	33,876	32,828,629
4.15%, 05/15/45 (Call 11/16/44)	10,251	8,698,898
4.35%, 04/15/47 (Call 10/15/46)	8,558	7,505,598
4.45%, 11/16/38 (Call 05/16/38)	11,038	10,119,637
4.50%, 06/01/42	35,134	32,395,607
4.63%, 11/16/48 (Call 05/16/48)(a)	17,518	16,087,125
		828,755,918
Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	17,326	13,123,071
3.40%, 05/06/30 (Call 02/06/30)	9,769	8,385,922
3.40%, 02/04/41 (Call 08/04/40)	16,598	11,277,694
3.70%, 02/04/51 (Call 08/04/50)(a)	12,946	8,433,545
3.88%, 09/16/46 (Call 03/16/46)(a)	16,179	11,042,908
4.00%, 02/04/61 (Call 08/04/60)(a)	10,009	6,643,299
4.25%, 08/09/42	9,622	7,211,745
4.40%, 02/14/26 (Call 12/14/25)(a)	9,092	8,943,632
4.80%, 02/14/29 (Call 11/14/28)(a)	19,267	18,544,058
5.38%, 01/31/44(a)	18,598	16,267,665
5.80%, 02/14/39 (Call 08/14/38)(a)	21,735	20,174,962
5.95%, 02/14/49 (Call 08/14/48)	26,313	23,229,908
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	11,082	10,323,200
2.70%, 09/15/51 (Call 03/15/51)	10,476	7,175,530
2.90%, 03/01/32 (Call 12/01/31)(a)	10,625	9,234,079
3.25%, 03/27/30 (Call 12/27/29)(a)	10,343	9,416,045
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	21,973	18,429,326
2.73%, 03/25/31 (Call 12/25/30)	15,694	12,343,442
3.22%, 09/06/26 (Call 07/06/26)(a)	14,374	13,342,181
3.56%, 08/15/27 (Call 05/15/27)	38,261	34,889,081
3.73%, 09/25/40 (Call 03/25/40)	7,682	5,378,063
3.98%, 09/25/50 (Call 03/25/50)(a)	10,763	7,273,419
4.39%, 08/15/37 (Call 02/15/37)	29,206	22,958,542
4.54%, 08/15/47 (Call 02/15/47)(a)	28,702	20,843,140
4.70%, 04/02/27 (Call 02/02/27)(a)	10,068	9,710,856
4.74%, 03/16/32 (Call 12/16/31)(a)	12,056	10,828,542
4.76%, 09/06/49 (Call 03/06/49)	11,627	8,652,267
4.91%, 04/02/30 (Call 01/02/30)	11,459	10,567,118
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	12,970	11,498,267
4.45%, 03/16/28 (Call 02/16/28)(a)	13,078	12,180,707
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	11,330	9,390,364
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	8,194	7,211,930
1.75%, 11/01/30 (Call 08/01/30)	10,729	8,354,395
2.10%, 05/01/30 (Call 02/01/30)	9,584	7,748,258
2.75%, 02/25/26 (Call 11/25/25)(a)	8,302	7,812,995
3.38%, 08/15/29 (Call 05/15/29)	9,171	8,226,651
3.88%, 08/21/42(a)	10,347	7,764,061
4.13%, 03/04/43(a)	8,193	6,386,673
4.25%, 11/10/44	12,129	9,588,739
4.38%, 11/15/41	10,539	8,610,448
4.88%, 11/15/43(a)	8,563	7,384,565
5.13%, 11/17/27	10,595	10,613,431
5.63%, 11/17/29 (Call 09/17/29)	8,029	8,168,050

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
5.75%, 11/17/32	$3,496	$3,571,463
6.38%, 05/16/38(a)	18,635	19,354,628
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	9,789	8,987,950
5.85%, 08/15/45 (Call 02/15/45)(a)	25,173	21,961,673
		549,458,488
Airlines — 0.1%
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	20,446	20,590,717

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	14,236	13,212,518
2.75%, 03/27/27 (Call 01/27/27)(a)	13,814	12,983,117
2.85%, 03/27/30 (Call 12/27/29)(a)	20,356	18,291,702
3.25%, 03/27/40 (Call 09/27/39)	13,774	11,324,046
3.38%, 03/27/50 (Call 09/27/49)(a)	16,828	13,413,961
3.88%, 11/01/45 (Call 05/01/45)(a)	9,544	8,300,012
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	17,850	14,943,738
		92,469,094
Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.30%, 09/09/26(a)	6,891	6,115,548
2.00%, 03/24/28(a)	10,183	8,833,599
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	7,680	6,118,678
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	8,998	8,562,607
5.00%, 10/01/28 (Call 07/01/28)(a)	9,989	9,590,885
5.00%, 04/01/35	7,261	6,406,516
5.15%, 04/01/38 (Call 10/01/37)	12,782	11,271,321
5.20%, 04/01/45	15,424	13,055,197
5.40%, 10/15/29 (Call 08/15/29)(a)	10,698	10,343,109
5.40%, 04/01/48 (Call 10/01/47)(a)	9,024	7,775,158
5.60%, 10/15/32 (Call 07/15/32)(a)	14,548	13,964,058
5.95%, 04/01/49 (Call 10/01/48)(a)	10,023	9,342,402
6.25%, 10/02/43(a)	16,918	16,277,845
6.60%, 04/01/36 (Call 10/01/35)	13,758	13,911,407
6.75%, 04/01/46 (Call 10/01/45)(a)	8,425	8,437,690
6.80%, 10/01/27 (Call 08/01/27)(a)	14,032	14,732,971
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	14,042	12,316,499
1.50%, 06/10/26 (Call 05/10/26)(a)	15,458	13,385,300
2.35%, 02/26/27 (Call 01/26/27)(a)	11,800	10,392,831
2.35%, 01/08/31 (Call 10/08/30)(a)	16,905	13,047,440
2.40%, 04/10/28 (Call 02/10/28)	13,427	11,364,975
2.40%, 10/15/28 (Call 08/15/28)	9,510	7,926,859
2.70%, 08/20/27 (Call 06/20/27)(a)	13,775	12,139,387
2.70%, 06/10/31 (Call 03/10/31)	15,116	11,868,501
3.10%, 01/12/32 (Call 10/12/31)(a)	13,755	11,036,616
3.60%, 06/21/30 (Call 03/21/30)(a)	11,806	10,102,661
4.00%, 10/06/26 (Call 07/06/26)	11,329	10,626,527
4.30%, 04/06/29 (Call 02/06/29)(a)	10,725	9,822,006
4.35%, 01/17/27 (Call 10/17/26)(a)	14,340	13,745,390
5.00%, 04/09/27 (Call 03/09/27)(a)	14,299	13,956,539
5.25%, 03/01/26 (Call 12/01/25)	11,877	11,753,915
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)(a)	10,583	9,726,604
2.97%, 03/10/32 (Call 12/10/31)(a)	11,934	10,372,738
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	17,936	22,094,295
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	$7,946	$7,161,808
Toyota Motor Credit Corp.
1.13%, 06/18/26	13,083	11,627,274
1.90%, 01/13/27(a)	9,575	8,593,991
1.90%, 04/06/28(a)	4,833	4,227,373
2.15%, 02/13/30(a)	9,966	8,450,187
3.05%, 03/22/27	16,270	15,281,061
3.20%, 01/11/27	8,530	8,075,908
3.38%, 04/01/30(a)	8,398	7,693,708
4.45%, 06/29/29(a)	9,906	9,815,287
4.55%, 09/20/27(a)	11,038	10,956,802
		472,301,473
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	17,152	10,689,667
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	11,749	9,888,642
4.15%, 05/01/52 (Call 11/01/51)(a)	10,676	8,043,401
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	10,884	9,807,789
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	8,181	6,805,941
		45,235,440
Banks — 23.5%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)(b)	18,254	15,613,364
1.85%, 03/25/26	9,482	8,364,454
2.75%, 12/03/30	19,049	14,366,653
2.96%, 03/25/31(a)	12,840	10,187,726
3.31%, 06/27/29(a)	11,667	10,153,210
3.49%, 05/28/30(a)	14,720	12,282,029
3.80%, 02/23/28(a)	14,598	13,248,145
4.18%, 03/24/28 (Call 03/24/27)(b)	24,852	23,040,948
4.25%, 04/11/27(a)	12,577	11,844,199
4.38%, 04/12/28	9,646	8,944,005
5.29%, 08/18/27	11,351	11,013,061
Bank of America Corp.
1.73%, 07/22/27 (Call 07/22/26),
(1 day SOFR + 0.960%)(b)	50,169	43,956,753
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(b)	23,126	17,990,490
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(a)(b)	22,685	17,530,843
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(b)	27,567	23,288,320
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(b)	34,342	26,861,629
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	31,695	26,082,716
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(b)	20,202	18,151,566
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(b)	26,399	20,975,513
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(b)	29,025	23,941,741
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(b)	49,810	34,737,145
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(b)	38,654	31,249,556
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(b)	11,680	7,479,650

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(b)	$20,442	$17,418,788
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(b)	32,164	26,368,314
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(a)(b)	20,208	13,353,845
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	21,892	19,099,023
3.25%, 10/21/27 (Call 10/21/26)(a)	21,530	19,912,933
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(b)	31,212	23,599,765
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	52,842	48,143,432
3.50%, 04/19/26	18,135	17,389,555
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)(b)	25,478	24,040,052
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(a)(b)	18,252	16,927,485
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(b)	19,935	18,566,303
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(b)	23,018	21,659,086
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(b)	11,869	9,489,369
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	24,563	22,816,450
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)(b)	29,030	26,645,778
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(a)(b)	17,683	14,952,911
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(a)(b)	49,206	40,302,012
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(a)(b)	19,403	16,932,296
4.25%, 10/22/26(a)	19,324	18,940,079
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)(b)	27,030	25,444,474
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	25,646	21,828,662
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(b)	16,129	15,479,645
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	20,405	17,742,327
4.45%, 03/03/26(a)	11,246	11,074,504
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(b)	35,258	32,895,943
4.95%, 07/22/28 (Call 07/22/27)(b)	25,186	24,720,240
5.00%, 01/21/44(a)	19,343	18,144,055
5.02%, 07/22/33 (Call 07/22/32)(b)	46,000	44,350,808
5.88%, 02/07/42(a)	13,351	13,877,172
6.11%, 01/29/37	20,159	20,881,648
6.20%, 11/10/28 (Call 11/10/27)(b)	9,109	9,419,509
7.75%, 05/14/38	13,465	16,101,592
Series L, 4.18%, 11/25/27 (Call 11/25/26)	17,287	16,507,223
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1 day SOFR + 0.910%)(b)	26,446	23,433,769
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(b)	17,663	14,359,466
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(b)	8,231	6,015,219
Security	Par (000)	Value

Banks (continued)
Bank of America NA, 6.00%, 10/15/36(a)	$12,748	$13,347,941
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(a)(b)	14,930	13,225,278
1.25%, 09/15/26	19,261	16,894,131
2.65%, 03/08/27(a)	12,630	11,566,690
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	10,430	10,300,880
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	8,845	7,974,837
2.45%, 08/17/26 (Call 05/17/26)	9,119	8,445,491
2.80%, 05/04/26 (Call 02/04/26)(a)	9,145	8,642,469
3.25%, 05/16/27 (Call 02/16/27)(a)	8,341	7,914,925
3.30%, 08/23/29 (Call 05/23/29)	7,414	6,665,900
3.40%, 01/29/28 (Call 10/29/27)(a)	12,320	11,548,554
3.85%, 04/28/28(a)	6,291	6,047,339
5.80%, 10/25/28(a)	2,705	2,806,798
5.83%, 10/25/33(a)	5,945	6,255,452
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	10,512	9,313,069
1.30%, 09/15/26(a)	14,011	12,291,050
1.35%, 06/24/26(a)	12,763	11,350,516
1.95%, 02/02/27(a)	13,240	11,745,114
2.45%, 02/02/32	6,442	5,195,860
2.70%, 08/03/26	18,361	17,087,382
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)(b)	25,613	22,012,814
2.65%, 06/24/31 (Call 06/24/30),
(1 year CMT + 1.900%)(b)	13,259	10,289,025
2.67%, 03/10/32 (Call 03/10/31)(b)	11,683	8,893,794
2.89%, 11/24/32 (Call 11/24/31)(b)	14,031	10,700,992
3.33%, 11/24/42 (Call 11/24/41)(b)	11,030	7,593,836
4.34%, 01/10/28 (Call 01/10/27)(a)	14,194	13,186,365
4.38%, 01/12/26	14,642	14,085,917
4.84%, 05/09/28 (Call 05/07/27)	23,521	21,600,814
4.95%, 01/10/47	16,172	13,767,348
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(a)(b)	21,002	19,622,578
5.20%, 05/12/26(a)	22,797	22,061,792
5.25%, 08/17/45(a)	18,019	15,918,554
5.50%, 08/09/28 (Call 08/09/27)(b)	24,272	23,460,757
5.75%, 08/09/33 (Call 08/09/32)(a)(b)	13,452	12,843,979
7.39%, 11/02/28 (Call 11/02/27)(b)	7,015	7,254,383
7.44%, 11/02/33	8,598	9,085,199
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	6,167	5,424,002
3.45%, 04/07/27	13,162	12,384,876
3.60%, 04/07/32 (Call 03/07/32)(a)	12,125	10,795,248
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1 day SOFR + 0.765%)(b)	28,446	24,829,723
1.46%, 06/09/27 (Call 06/09/26),
(1 day SOFR + 0.770%)(b)	25,753	22,421,453
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(b)	20,104	15,894,023
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(b)	33,271	26,562,545
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(b)	36,860	30,257,224
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(b)	27,743	23,082,567

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.90%, 11/03/42 (Call 11/03/41),
(1 day SOFR + 1.379%)(a)(b)	$16,317	$11,470,905
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(a)(b)	28,047	23,942,880
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(a)(b)	33,583	27,597,858
3.07%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.280%)(b)	27,671	25,168,404
3.20%, 10/21/26 (Call 07/21/26)	31,483	29,440,991
3.40%, 05/01/26	17,204	16,398,598
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	24,008	21,997,669
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(a)(b)	28,391	26,275,394
3.70%, 01/12/26(a)	16,865	16,183,727
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(b)	33,379	29,097,723
3.88%, 01/24/39 (Call 01/24/38),
(3 mo. LIBOR US + 1.168%)(a)(b)	13,302	11,145,879
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	31,423	29,641,520
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(b)	29,577	27,080,411
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)(b)	20,893	19,512,468
4.13%, 07/25/28(a)	21,514	20,325,515
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	12,244	10,351,122
4.30%, 11/20/26(a)	13,349	13,002,221
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(a)(b)	41,094	38,309,734
4.45%, 09/29/27(a)	40,263	38,774,163
4.60%, 03/09/26(a)	13,342	13,134,341
4.65%, 07/30/45(a)	10,303	9,107,567
4.65%, 07/23/48 (Call 06/23/48)(a)	27,470	24,766,114
4.66%, 05/24/28 (Call 05/24/27),
(1 day SOFR + 1.887%)(a)(b)	17,896	17,410,576
4.75%, 05/18/46	20,425	17,423,879
4.91%, 05/24/33 (Call 05/24/32)(a)(b)	32,817	31,248,052
5.30%, 05/06/44(a)	10,853	10,007,560
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(b)	14,843	14,435,631
5.88%, 01/30/42(a)	9,333	9,603,781
6.27%, 11/17/33	26,870	28,258,768
6.63%, 06/15/32(a)	14,640	15,459,027
6.68%, 09/13/43(a)	10,565	11,462,469
8.13%, 07/15/39(a)	22,905	28,708,167
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27)(b)	13,532	13,139,016
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	6,756	5,935,899
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	21,388	20,216,087
5.25%, 05/24/41	17,203	17,594,750
5.25%, 08/04/45(a)	12,675	11,438,364
5.75%, 12/01/43(a)	12,354	11,947,362
Credit Suisse AG/New York NY
1.25%, 08/07/26	19,155	15,169,718
5.00%, 07/09/27	13,091	11,774,721
Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG
4.55%, 04/17/26(a)	$23,430	$20,411,937
4.88%, 05/15/45	15,178	10,431,794
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	11,084	9,850,191
2.31%, 11/16/27 (Call 11/16/26),
(1 day SOFR + 1.219%)(b)	20,854	17,440,380
2.55%, 01/07/28 (Call 01/07/27),
(1 day SOFR + 1.318%)(b)	15,539	12,994,431
3.04%, 05/28/32 (Call 05/28/31),
(1 day SOFR + 1.718%)(b)	7,496	5,625,037
3.55%, 09/18/31 (Call 09/18/30),
(1 day SOFR + 3.043%)(a)(b)	17,892	14,200,514
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	10,660	9,835,952
4.65%, 09/13/28 (Call 06/13/28)	13,592	12,699,886
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	14,686	13,247,218
4.77%, 07/28/30 (Call 07/28/29)(b)	17,937	16,858,628
6.36%, 10/27/28 (Call 10/27/27)(b)	8,033	8,320,347
8.25%, 03/01/38	13,718	16,649,782
Fifth Third Bank NA, 3.85%, 03/15/26 (Call 02/15/26)(a)	5,450	5,218,065
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1 day SOFR + 0.789%)(b)	23,291	20,510,744
1.43%, 03/09/27 (Call 03/09/26),
(1 day SOFR + 0.798%)(b)	30,530	26,831,385
1.54%, 09/10/27 (Call 09/10/26),
(1 day SOFR + 0.818%)(b)	30,587	26,389,656
1.95%, 10/21/27 (Call 10/21/26),
(1 day SOFR + 0.913%)(b)	48,045	42,160,799
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(b)	30,454	23,509,608
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(b)	43,934	34,640,975
2.60%, 02/07/30 (Call 11/07/29)	21,285	17,803,949
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(b)	41,417	33,508,411
2.64%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.114%)(b)	36,496	32,557,706
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(b)	32,519	26,093,600
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(b)	20,237	14,286,308
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(b)	42,826	35,531,079
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(b)	29,254	21,659,808
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(b)	21,629	16,496,983
3.50%, 11/16/26 (Call 11/16/25)(a)	29,975	28,503,042
3.62%, 03/15/28 (Call 03/15/27),
(1 day SOFR + 1.846%)(b)	36,196	33,656,728
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(b)	27,860	26,099,067
3.75%, 02/25/26 (Call 11/25/25)	14,009	13,512,018
3.80%, 03/15/30 (Call 12/15/29)	27,966	25,350,424
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(b)	30,773	28,356,575
3.85%, 01/26/27 (Call 01/26/26)(a)	31,351	30,136,597

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	$27,667	$23,275,962
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	39,692	37,334,025
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(b)	17,548	15,335,273
4.48%, 08/23/28 (Call 08/23/27)(b)	28,091	26,970,936
4.75%, 10/21/45 (Call 04/21/45)	19,246	17,376,963
4.80%, 07/08/44 (Call 01/08/44)	20,594	18,750,996
5.15%, 05/22/45	21,338	20,404,320
5.95%, 01/15/27(a)	13,062	13,577,018
6.13%, 02/15/33(a)	13,260	13,916,920
6.25%, 02/01/41	29,509	31,772,444
6.75%, 10/01/37	60,186	64,883,830
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(b)	21,893	18,751,720
2.01%, 09/22/28 (Call 09/22/27),
(1 day SOFR + 1.732%)(b)	21,596	17,927,630
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(a)(b)	22,365	18,119,904
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(b)	25,886	22,297,595
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(b)	14,851	11,311,861
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(b)	33,361	25,832,520
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(b)	15,397	12,252,445
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(b)	19,077	14,590,011
3.90%, 05/25/26(a)	24,030	22,879,328
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	35,198	30,724,700
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(b)	25,658	23,539,242
4.30%, 03/08/26(a)	26,043	25,334,919
4.38%, 11/23/26(a)	16,690	16,012,546
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	33,443	30,773,884
4.76%, 06/09/28 (Call 06/09/27)(a)(b)	26,584	25,205,229
4.95%, 03/31/30	26,295	25,175,359
5.12%, 08/11/28 (Call 08/11/27)(a)(b)	18,330	17,694,352
5.25%, 03/14/44(a)	15,213	13,291,009
5.40%, 08/11/33 (Call 08/11/32)(b)	19,893	18,570,643
6.10%, 01/14/42(a)	12,067	12,460,466
6.50%, 05/02/36	7,379	7,461,646
6.50%, 09/15/37 (a)	24,571	23,219,978
6.80%, 06/01/38	5,151	5,126,776
7.39%, 11/03/28 (Call 11/03/27)(b)	21,003	22,009,819
8.11%, 11/03/33 (Call 11/03/32)(b)	12,533	13,156,225
Huntington Bancshares Inc., 4.44%, 08/04/28 (Call 08/04/27)(b)	15,141	14,376,682
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	8,226	6,775,633
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27)(a)(b)	7,247	7,054,504
5.65%, 01/10/30	4,958	4,996,643
Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(a)(b)	$11,536	$10,149,679
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(b)	8,948	7,096,450
3.95%, 03/29/27	17,332	16,390,871
4.02%, 03/28/28 (Call 03/28/27),
(1 day SOFR + 1.830%)(b)	19,565	18,214,279
4.05%, 04/09/29(a)	10,222	9,333,675
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(b)	15,345	13,487,591
4.55%, 10/02/28(a)	13,902	13,207,869
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3 mo. SOFR + 0.695%)(b)	20,262	17,663,117
1.47%, 09/22/27 (Call 09/22/26),
(1 day SOFR + 0.765%)(b)	26,587	23,077,848
1.58%, 04/22/27 (Call 04/22/26),
(1 day SOFR + 0.885%)(b)	34,800	30,720,956
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(a)(b)	13,471	10,374,890
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(b)	29,206	22,680,711
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(b)	20,347	17,135,916
2.18%, 06/01/28 (Call 06/01/27),
(1 day SOFR + 1.890%)(b)	16,972	14,859,660
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(b)	32,245	26,700,943
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(b)	16,805	11,413,773
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(b)	29,513	23,592,409
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(b)	36,194	29,401,946
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(b)	38,017	32,263,370
2.95%, 10/01/26 (Call 07/01/26)(a)	29,550	27,877,730
2.95%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.170%)(b)	16,797	15,277,595
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(b)	37,418	30,873,289
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(b)	17,461	13,010,348
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(a)(b)	22,940	15,879,229
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(b)	21,961	16,334,207
3.20%, 06/15/26 (Call 03/15/26)(a)	17,061	16,225,801
3.30%, 04/01/26 (Call 01/01/26)	18,734	17,900,348
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(b)	36,158	26,156,393
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	23,010	21,044,594
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(b)	25,657	23,836,780
3.63%, 12/01/27 (Call 12/01/26)(a)	11,428	10,732,539
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	25,949	23,561,287

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(b)	$27,354	$25,777,477
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(a)(b)	25,912	21,790,409
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	18,979	15,141,196
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)(b)	20,503	19,704,964
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	37,134	30,081,251
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(b)	22,513	21,029,810
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	16,918	13,854,964
4.13%, 12/15/26(a)	19,755	19,321,283
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)(b)	25,624	24,082,455
4.25%, 10/01/27(a)	16,020	15,596,982
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	21,352	18,107,786
4.32%, 04/26/28 (Call 04/26/27),
(1 day SOFR + 1.560%)(b)	28,514	27,351,806
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(a)(b)	24,768	23,539,376
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(b)	30,137	28,539,971
4.57%, 06/14/30 (Call 06/14/29)(a)(b)	21,755	20,765,413
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(b)	22,893	21,522,666
4.85%, 07/25/28 (Call 07/25/27)(b)	36,352	35,606,148
4.85%, 02/01/44(a)	10,134	9,460,235
4.91%, 07/25/33 (Call 07/25/32)(a)(b)	48,036	46,312,353
4.95%, 06/01/45(a)	18,675	17,112,164
5.40%, 01/06/42(a)	11,312	11,431,236
5.50%, 10/15/40(a)	13,438	13,747,868
5.60%, 07/15/41(a)	17,191	17,471,760
5.63%, 08/16/43(a)	13,713	13,946,918
6.40%, 05/15/38(a)	28,088	30,973,219
KeyBank NA/Cleveland OH
4.90%, 08/08/32(a)	11,170	10,356,825
5.85%, 11/15/27	11,835	12,202,052
KeyCorp
2.25%, 04/06/27	9,674	8,608,362
2.55%, 10/01/29	10,390	8,787,371
4.10%, 04/30/28(a)	7,626	7,244,934
4.79%, 06/01/33 (Call 06/01/32)(a)(b)	10,493	9,938,714
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	12,126	10,461,061
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	26,076	23,275,391
3.75%, 01/11/27	17,547	16,373,016
3.75%, 03/18/28 (Call 03/18/27)(a)(b)	20,384	18,718,635
4.34%, 01/09/48(a)	16,194	11,918,368
4.38%, 03/22/28	21,508	20,199,367
4.55%, 08/16/28(a)	14,506	13,578,436
4.65%, 03/24/26(a)	13,644	12,961,826
4.98%, 08/11/33 (Call 08/11/32)(b)	12,943	11,894,198
5.30%, 12/01/45(a)	10,006	8,644,686
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27 (Call 07/20/26)(b)	26,844	23,355,230
Security	Par (000)	Value

Banks (continued)
1.64%, 10/13/27 (Call 10/13/26)(b)	$16,057	$13,891,365
2.05%, 07/17/30(a)	16,518	13,080,626
2.31%, 07/20/32 (Call 07/20/31)(b)	21,706	16,910,055
2.34%, 01/19/28 (Call 01/19/27)(b)	16,663	14,740,793
2.49%, 10/13/32 (Call 10/13/31)(b)	6,942	5,461,803
2.56%, 02/25/30	16,419	13,588,573
2.76%, 09/13/26(a)	11,675	10,684,718
2.85%, 01/19/33 (Call 01/19/32)(b)	13,286	10,740,034
3.20%, 07/18/29(a)	18,852	16,601,976
3.29%, 07/25/27(a)	12,098	11,186,493
3.68%, 02/22/27(a)	8,753	8,272,403
3.74%, 03/07/29	14,142	12,951,452
3.75%, 07/18/39(a)	15,746	12,838,019
3.85%, 03/01/26	17,566	16,872,926
3.96%, 03/02/28(a)	14,470	13,641,436
4.05%, 09/11/28(a)	8,537	7,980,131
4.08%, 04/19/28 (Call 04/19/27)(b)	9,096	8,591,886
5.02%, 07/20/28 (Call 07/20/27)(b)	18,340	17,900,630
5.13%, 07/20/33 (Call 07/20/32)(b)	19,185	18,643,737
5.35%, 09/13/28 (Call 09/13/27)(b)	15,606	15,675,500
5.47%, 09/13/33 (Call 09/13/32)(a)(b)	10,643	10,558,703
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)(b)	16,599	14,372,536
1.55%, 07/09/27 (Call 07/09/26)(b)	9,978	8,693,316
1.98%, 09/08/31 (Call 09/08/30),
(1 day SOFR + 1.532%)(b)	9,252	7,079,047
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(b)	19,301	15,042,719
2.56%, 09/13/31	13,635	10,401,735
2.84%, 09/13/26(a)	12,609	11,472,736
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(a)(b)	9,458	8,126,379
3.17%, 09/11/27(a)	5,574	5,037,165
4.02%, 03/05/28(a)	11,239	10,498,688
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(a)(b)	12,714	11,778,278
5.41%, 09/13/28 (Call 09/13/27)(a)(b)	10,413	10,399,444
5.67%, 09/13/33 (Call 09/13/32)(b)	11,079	11,062,269
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1 day SOFR + 0.720%)(b)	27,394	24,034,811
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(b)	32,911	28,624,448
1.59%, 05/04/27 (Call 05/04/26),
(1 day SOFR + 0.879%)(b)	35,634	31,367,634
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(a)(b)	29,563	22,542,187
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(b)	32,438	24,824,263
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(b)	35,123	27,340,632
2.48%, 01/21/28 (Call 01/21/27),
(1 day SOFR + 1.000%)(b)	28,007	24,948,930
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(a)(b)	28,376	22,489,339
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(b)	39,967	33,541,406
2.80%, 01/25/52 (Call 01/25/51),
(1 day SOFR + 1.430%)(a)(b)	21,215	13,669,870

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(b)	$30,832	$25,231,913
3.13%, 07/27/26(a)	34,620	32,452,632
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(a)(b)	27,049	20,335,124
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(b)	34,817	32,126,589
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(b)	33,870	30,132,926
3.63%, 01/20/27	32,088	30,500,469
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(b)	35,890	33,117,806
3.88%, 01/27/26	26,749	25,950,711
3.95%, 04/23/27(a)	22,830	21,980,203
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(b)	24,509	20,787,504
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(b)	23,971	22,816,425
4.30%, 01/27/45(a)	27,685	23,690,179
4.35%, 09/08/26	23,743	23,139,738
4.38%, 01/22/47(a)	23,412	20,472,162
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(b)	32,764	30,973,202
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(b)	12,665	11,260,429
4.89%, 07/20/33 (Call 07/20/32)(b)	25,608	24,464,774
5.00%, 11/24/25	6,700	6,718,098
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(b)	21,785	22,733,159
6.30%, 10/18/28 (Call 10/18/27)(b)	22,522	23,323,601
6.34%, 10/18/33	36,307	38,561,516
6.38%, 07/24/42(a)	23,514	25,937,635
7.25%, 04/01/32(a)	13,070	14,921,903
National Australia Bank Ltd., 3.91%, 06/09/27(a)	12,543	12,122,842
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	10,295	9,520,408
3.38%, 01/14/26(a)	4,014	3,852,671
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	19,458	16,696,176
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	12,690	11,233,496
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(b)	11,640	10,398,899
4.80%, 04/05/26	12,671	12,316,440
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(b)	24,125	22,686,996
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(a)(b)	17,340	16,191,069
5.52%, 09/30/28 (Call 09/30/27)(b)	11,642	11,410,479
7.47%, 11/10/26 (Call 11/10/25)(b)	15,600	16,255,255
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	10,008	8,262,525
4.00%, 05/10/27 (Call 04/10/27)(a)	12,155	11,917,593
6.13%, 11/02/32(a)	9,937	10,441,998
PNC Bank NA
2.70%, 10/22/29	11,019	9,289,017
3.10%, 10/25/27 (Call 09/25/27)(a)	16,192	15,137,622
4.05%, 07/26/28(a)	13,018	12,241,021
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(a)(b)	11,250	9,171,154
Security	Par (000)	Value

Banks (continued)
2.55%, 01/22/30 (Call 10/24/29)	$25,047	$21,221,770
2.60%, 07/23/26 (Call 05/23/26)	11,173	10,373,641
3.15%, 05/19/27 (Call 04/19/27)(a)	12,287	11,412,625
3.45%, 04/23/29 (Call 01/23/29)(a)	17,247	15,865,267
5.35%, 12/02/28	9,295	9,371,608
6.04%, 10/28/33(a)	5,999	6,287,978
Royal Bank of Canada
0.88%, 01/20/26(a)	11,725	10,415,218
1.15%, 07/14/26	11,090	9,752,892
1.20%, 04/27/26	18,609	16,569,318
1.40%, 11/02/26	12,256	10,785,749
2.30%, 11/03/31	13,081	10,524,261
3.63%, 05/04/27	18,107	17,224,573
3.88%, 05/04/32	11,120	10,185,164
4.24%, 08/03/27	18,085	17,621,161
4.65%, 01/27/26(a)	9,693	9,598,023
6.00%, 11/01/27	13,532	14,075,490
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1 day SOFR + 1.249%)(a)(b)	13,808	11,894,073
3.24%, 10/05/26 (Call 08/05/26)(a)	13,953	12,808,039
4.40%, 07/13/27 (Call 04/14/27)	14,404	13,832,942
State Street Corp.
2.20%, 03/03/31	10,728	8,666,325
2.40%, 01/24/30(a)	8,954	7,610,105
2.65%, 05/19/26(a)	6,366	6,014,188
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	4,804	4,235,939
1.40%, 09/17/26(a)	21,667	18,871,448
1.90%, 09/17/28(a)	28,126	23,419,091
2.13%, 07/08/30(a)	14,714	11,671,218
2.14%, 09/23/30	11,484	8,899,839
2.22%, 09/17/31	9,732	7,605,551
2.63%, 07/14/26(a)	16,588	15,265,503
2.75%, 01/15/30(a)	16,083	13,535,707
2.93%, 09/17/41	13,158	8,885,005
3.01%, 10/19/26(a)	17,202	15,934,827
3.04%, 07/16/29(a)	33,021	28,762,301
3.35%, 10/18/27(a)	11,935	11,009,770
3.36%, 07/12/27	17,926	16,602,177
3.45%, 01/11/27	12,664	11,848,793
3.54%, 01/17/28(a)	9,857	9,136,644
3.78%, 03/09/26(a)	14,812	14,278,482
3.94%, 07/19/28	10,867	10,120,440
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	7,081	6,244,175
1.20%, 06/03/26	15,106	13,346,893
1.25%, 09/10/26	22,127	19,448,644
1.95%, 01/12/27(a)	11,995	10,790,533
2.00%, 09/10/31	13,137	10,300,624
2.80%, 03/10/27	15,297	14,052,395
3.20%, 03/10/32	17,975	15,497,535
4.11%, 06/08/27	19,701	19,121,448
4.46%, 06/08/32	26,142	24,942,793
4.69%, 09/15/27	16,178	16,001,208
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	15,146	12,254,719
3.30%, 05/15/26 (Call 04/15/26)(a)	10,873	10,203,590
3.80%, 10/30/26 (Call 09/30/26)(a)	11,781	11,193,231

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	$7,523	$6,308,463
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(a)(b)	9,599	8,513,933
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(b)	12,221	10,306,905
1.95%, 06/05/30 (Call 03/05/30)	5,590	4,529,219
4.12%, 06/06/28 (Call 06/06/27)(a)(b)	10,467	10,001,383
6.12%, 10/28/33(a)	14,299	14,983,718
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	11,563	8,994,759
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(b)	23,220	20,785,153
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(a)(b)	17,006	14,078,512
3.00%, 07/30/29 (Call 04/30/29)(a)	17,970	15,937,706
3.10%, 04/27/26 (Call 03/27/26)	11,962	11,357,053
3.90%, 04/26/28 (Call 03/24/28)(a)	11,536	11,095,973
4.55%, 07/22/28 (Call 07/22/27)(b)	22,163	21,648,085
5.85%, 10/21/33	15,444	16,107,749
Series V, 2.38%, 07/22/26 (Call 06/22/26)	17,715	16,386,193
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	8,782	8,302,101
Wachovia Corp., 5.50%, 08/01/35	15,492	15,137,385
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(1 day SOFR + 2.100%)(b)	35,566	31,447,543
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(b)	31,571	26,395,200
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(b)	40,728	35,010,269
3.00%, 04/22/26(a)	35,820	33,666,226
3.00%, 10/23/26(a)	37,706	35,250,204
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(a)(b)	40,685	30,146,210
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(b)	25,658	23,881,125
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(a)(b)	43,546	37,174,680
3.53%, 03/24/28 (Call 03/24/27),
(1 day SOFR + 1.510%)(b)	40,853	37,972,855
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(b)	33,496	31,047,067
3.90%, 05/01/45	23,792	19,145,575
4.10%, 06/03/26(a)	26,008	25,292,252
4.15%, 01/24/29 (Call 10/24/28)	28,574	26,956,194
4.30%, 07/22/27	25,043	24,178,751
4.40%, 06/14/46	21,863	17,860,593
4.48%, 04/04/31 (Call 04/04/30),
(1 day SOFR + 4.032%)(b)	24,713	23,415,476
4.61%, 04/25/53 (Call 04/25/52)(b)	36,370	32,403,277
4.65%, 11/04/44	23,813	20,430,280
4.75%, 12/07/46(a)	24,525	21,120,790
4.81%, 07/25/28 (Call 07/25/27)(a)(b)	35,106	34,302,480
4.90%, 07/25/33 (Call 07/25/32)(b)	48,298	46,500,769
4.90%, 11/17/45	23,535	20,732,297
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(b)	61,922	58,277,630
5.38%, 11/02/43(a)	22,474	21,252,048
5.61%, 01/15/44	27,439	26,716,279
Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA
5.85%, 02/01/37(a)	$11,614	$11,817,895
6.60%, 01/15/38(a)	16,969	18,703,856
Westpac Banking Corp.
1.15%, 06/03/26	13,255	11,760,456
1.95%, 11/20/28	13,642	11,657,011
2.15%, 06/03/31(a)	11,782	9,766,512
2.65%, 01/16/30(a)	10,097	8,760,822
2.70%, 08/19/26(a)	11,997	11,249,168
2.85%, 05/13/26(a)	18,099	16,998,575
2.96%, 11/16/40	7,676	5,062,326
3.13%, 11/18/41	14,071	9,209,866
3.35%, 03/08/27(a)	10,823	10,278,970
3.40%, 01/25/28(a)	9,797	9,261,699
4.04%, 08/26/27(a)	11,410	11,154,932
4.42%, 07/24/39	15,325	12,478,093
5.46%, 11/18/27	10,997	11,314,682
		8,684,963,424
Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	34,611	33,605,291
4.70%, 02/01/36 (Call 08/01/35)	63,173	60,394,898
4.90%, 02/01/46 (Call 08/01/45)	110,076	103,119,560
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	10,373	8,881,954
4.63%, 02/01/44	11,441	10,441,233
4.90%, 02/01/46 (Call 08/01/45)	14,564	13,557,092
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	22,640	20,878,388
3.75%, 07/15/42	10,693	8,893,675
4.00%, 04/13/28 (Call 01/13/28)(a)	28,997	28,065,982
4.35%, 06/01/40 (Call 12/01/39)(a)	13,287	12,017,690
4.38%, 04/15/38 (Call 10/15/37)(a)	23,935	22,067,821
4.44%, 10/06/48 (Call 04/06/48)	19,833	17,494,070
4.50%, 06/01/50 (Call 12/01/49)(a)	29,326	26,530,012
4.60%, 04/15/48 (Call 10/15/47)(a)	31,023	28,206,807
4.60%, 06/01/60 (Call 12/01/59)(a)	10,118	9,123,636
4.75%, 01/23/29 (Call 10/23/28)	43,391	43,349,531
4.75%, 04/15/58 (Call 10/15/57)(a)	18,957	17,320,757
4.90%, 01/23/31 (Call 10/23/30)(a)	9,011	9,127,506
4.95%, 01/15/42	17,800	16,963,886
5.45%, 01/23/39 (Call 07/23/38)(a)	23,202	23,683,172
5.55%, 01/23/49 (Call 07/23/48)(a)	45,524	46,358,596
5.80%, 01/23/59 (Call 07/23/58)	22,159	23,532,284
8.20%, 01/15/39	13,129	16,703,708
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	15,935	13,491,133
1.38%, 03/15/31(a)	21,725	17,163,369
1.45%, 06/01/27(a)	14,398	12,805,100
1.50%, 03/05/28(a)	6,971	6,061,548
1.65%, 06/01/30	16,402	13,543,436
2.00%, 03/05/31(a)	8,278	6,890,585
2.13%, 09/06/29(a)	11,932	10,353,083
2.25%, 01/05/32(a)	19,328	16,283,303
2.50%, 06/01/40(a)	11,289	8,382,622
2.50%, 03/15/51(a)	15,855	10,632,843
2.60%, 06/01/50(a)	17,675	12,177,059
2.75%, 06/01/60(a)	11,164	7,616,373
2.88%, 05/05/41	7,696	6,001,963

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.00%, 03/05/51(a)	$17,177	$12,956,527
3.38%, 03/25/27(a)	10,282	9,960,555
3.45%, 03/25/30	16,282	15,183,550
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	14,476	11,552,531
3.15%, 08/01/29 (Call 05/01/29)	10,058	8,906,324
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)(a)	15,168	12,556,163
2.13%, 04/29/32 (Call 01/29/32)	5,106	4,098,173
2.38%, 10/24/29 (Call 07/24/29)	13,247	11,342,035
5.30%, 10/24/27	6,051	6,222,994
5.50%, 01/24/33 (Call 10/24/32)	7,681	8,091,537
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	13,803	12,145,095
3.80%, 05/01/50 (Call 11/01/49)(a)	9,660	7,384,009
3.95%, 04/15/29 (Call 02/15/29)(a)	16,457	15,449,175
4.05%, 04/15/32 (Call 01/15/32)(a)	6,597	6,056,050
4.50%, 04/15/52 (Call 10/15/51)	16,189	13,773,326
4.60%, 05/25/28 (Call 02/25/28)(a)	7,707	7,656,842
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	20,678	19,389,047
4.20%, 07/15/46 (Call 01/15/46)	23,195	18,621,695
5.00%, 05/01/42	14,659	13,216,159
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	9,255	7,397,642
1.63%, 05/01/30 (Call 02/01/30)	13,584	11,231,490
1.95%, 10/21/31 (Call 07/21/31)	11,813	9,700,156
2.38%, 10/06/26 (Call 07/06/26)(a)	6,154	5,773,864
2.63%, 07/29/29 (Call 04/29/29)(a)	10,711	9,522,524
2.63%, 10/21/41 (Call 04/21/41)	11,445	8,585,769
2.75%, 03/19/30 (Call 12/19/29)	21,922	19,493,461
2.75%, 10/21/51 (Call 04/21/51)	9,525	6,841,199
2.85%, 02/24/26 (Call 11/24/25)	8,491	8,151,334
2.88%, 10/15/49 (Call 04/15/49)	10,787	8,026,387
3.00%, 10/15/27 (Call 07/15/27)(a)	14,230	13,454,199
3.45%, 10/06/46 (Call 04/06/46)	10,903	8,962,141
3.60%, 02/18/28 (Call 01/18/28)(a)	15,144	14,665,536
3.63%, 03/19/50 (Call 09/19/49)	8,900	7,554,349
3.90%, 07/18/32 (Call 04/18/32)	19,494	18,673,876
4.45%, 04/14/46 (Call 10/14/45)	7,390	7,106,101
		1,121,421,781
Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	16,097	13,685,471
2.00%, 01/15/32 (Call 10/15/31)(a)	15,348	12,182,127
2.20%, 02/21/27 (Call 12/21/26)	18,991	17,283,443
2.30%, 02/25/31 (Call 11/25/30)(a)	11,656	9,680,594
2.45%, 02/21/30 (Call 11/21/29)	15,668	13,385,530
2.60%, 08/19/26 (Call 05/19/26)(a)	16,284	15,156,826
2.77%, 09/01/53 (Call 03/01/53)(a)	8,749	5,453,008
2.80%, 08/15/41 (Call 02/15/41)	14,427	10,347,183
3.00%, 02/22/29 (Call 12/22/28)	9,847	8,887,621
3.00%, 01/15/52 (Call 07/15/51)(a)	12,314	8,204,381
3.15%, 02/21/40 (Call 08/21/39)	19,697	15,058,217
3.20%, 11/02/27 (Call 08/02/27)(a)	12,376	11,659,860
3.35%, 02/22/32 (Call 11/22/31)	10,208	9,076,313
3.38%, 02/21/50 (Call 08/21/49)(a)	24,650	17,759,595
4.05%, 08/18/29 (Call 06/18/29)(a)	17,195	16,375,679
4.20%, 03/01/33 (Call 12/01/32)	12,768	12,004,393
4.20%, 02/22/52 (Call 08/22/51)	13,120	10,834,611
Security	Par (000)	Value

Biotechnology (continued)
4.40%, 05/01/45 (Call 11/01/44)	$26,989	$23,223,754
4.40%, 02/22/62 (Call 08/22/61)(a)	15,210	12,542,539
4.56%, 06/15/48 (Call 12/15/47)	16,276	14,449,151
4.66%, 06/15/51 (Call 12/15/50)(a)	37,212	33,369,708
4.88%, 03/01/53 (Call 09/01/52)	14,936	13,665,654
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	20,258	16,694,358
3.15%, 05/01/50 (Call 11/01/49)	24,716	16,967,324
5.20%, 09/15/45 (Call 03/15/45)(a)	7,313	6,909,921
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	10,727	9,135,081
1.65%, 10/01/30 (Call 07/01/30)(a)	13,818	11,086,092
2.60%, 10/01/40 (Call 04/01/40)	15,731	11,206,014
2.80%, 10/01/50 (Call 04/01/50)(a)	19,461	12,881,068
2.95%, 03/01/27 (Call 12/01/26)(a)	13,258	12,383,488
3.65%, 03/01/26 (Call 12/01/25)	25,999	25,184,779
4.00%, 09/01/36 (Call 03/01/36)(a)	5,946	5,298,520
4.15%, 03/01/47 (Call 09/01/46)	19,939	16,868,041
4.50%, 02/01/45 (Call 08/01/44)(a)	19,640	17,689,722
4.60%, 09/01/35 (Call 03/01/35)	9,949	9,594,277
4.75%, 03/01/46 (Call 09/01/45)(a)	27,395	25,248,917
4.80%, 04/01/44 (Call 10/01/43)	20,428	19,202,970
5.65%, 12/01/41 (Call 06/01/41)(a)	9,850	10,183,603
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	17,769	13,910,892
2.80%, 09/15/50 (Call 03/15/50)(a)	8,160	5,220,446
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)(a)	12,145	10,328,645
2.20%, 09/02/30 (Call 06/02/30)	15,358	12,154,665
3.30%, 09/02/40 (Call 03/02/40)	13,613	9,761,306
3.55%, 09/02/50 (Call 03/02/50)(a)	13,438	9,004,328
		591,200,115
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	7,822	7,095,293
2.70%, 02/15/31 (Call 11/15/30)(a)	9,584	8,010,850
2.72%, 02/15/30 (Call 11/15/29)(a)	24,665	21,043,409
3.38%, 04/05/40 (Call 10/05/39)(a)	18,907	14,653,006
3.58%, 04/05/50 (Call 10/05/49)(a)	19,891	14,521,693
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	12,447	10,086,609
3.20%, 07/15/51 (Call 01/15/51)(a)	7,616	5,241,517
		80,652,377
Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	13,279	11,148,730
2.70%, 05/15/40 (Call 11/15/39)	7,302	5,497,208
2.80%, 05/15/50 (Call 11/15/49)	11,809	8,350,634
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	24,856	24,304,025
6.33%, 07/15/29 (Call 05/15/29)	10,224	9,823,784
6.38%, 07/15/32 (Call 04/15/32)(a)	13,361	12,741,464
CF Industries Inc.
4.95%, 06/01/43	10,370	9,008,780
5.15%, 03/15/34	11,911	11,359,804
5.38%, 03/15/44	12,093	11,118,226
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	7,595	6,054,339
3.60%, 11/15/50 (Call 05/15/50)(a)	11,308	8,093,825
4.38%, 11/15/42 (Call 05/15/42)(a)	12,908	10,704,590

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.25%, 11/15/41 (Call 05/15/41)	$10,905	$10,151,552
5.55%, 11/30/48 (Call 05/30/48)	12,079	11,420,337
6.90%, 05/15/53 (Call 11/15/52)	6,794	7,401,313
7.38%, 11/01/29	14,256	15,828,631
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	6,039	5,997,510
4.73%, 11/15/28 (Call 08/15/28)(a)	27,414	27,258,793
5.32%, 11/15/38 (Call 05/15/38)	21,231	20,687,832
5.42%, 11/15/48 (Call 05/15/48)(a)	22,637	21,898,606
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	11,084	9,086,214
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	4,376	4,087,264
2.70%, 12/15/51 (Call 06/15/51)(a)	12,118	7,815,291
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	5,575	4,807,579
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	12,578	10,606,968
5.25%, 07/15/43	7,617	6,727,826
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	13,663	9,862,202
3.63%, 04/01/51 (Call 10/01/50)(a)	11,665	7,963,570
4.20%, 10/15/49 (Call 04/15/49)(a)	11,283	8,478,495
4.20%, 05/01/50 (Call 11/01/49)(a)	11,653	8,724,506
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10,686	8,436,277
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	9,968	9,401,477
5.00%, 04/01/49 (Call 10/01/48)(a)	7,801	7,156,001
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10,810	9,492,391
3.45%, 06/01/27 (Call 03/01/27)(a)	15,453	14,505,510
4.50%, 06/01/47 (Call 12/01/46)(a)	17,705	15,278,951
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	9,302	8,745,157
		400,025,662
Commercial Services — 0.9%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	13,692	10,902,448
1.70%, 05/15/28 (Call 03/15/28)	8,842	7,765,014
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	14,368	11,126,506
5.10%, 12/15/27 (Call 11/15/27)	10,863	10,714,014
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	11,790	10,290,662
2.15%, 01/15/27 (Call 12/15/26)	14,278	12,457,522
2.90%, 05/15/30 (Call 02/15/30)(a)	15,796	13,009,295
2.90%, 11/15/31 (Call 08/15/31)	14,476	11,488,627
3.20%, 08/15/29 (Call 05/15/29)(a)	16,350	13,948,211
4.15%, 08/15/49 (Call 02/15/49)(a)	7,298	5,226,809
4.80%, 04/01/26 (Call 01/01/26)(a)	8,159	7,991,663
5.40%, 08/15/32 (Call 05/15/32)(a)	5,464	5,251,605
5.95%, 08/15/52 (Call 02/15/52)(a)	9,282	8,512,971
Massachusetts Institute of Technology, 5.60%, 07/01/2111	7,145	7,598,873
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	18,156	15,085,379
2.65%, 10/01/26 (Call 08/01/26)(a)	12,719	11,835,505
2.85%, 10/01/29 (Call 07/01/29)(a)	20,299	17,788,310
3.25%, 06/01/50 (Call 12/01/49)(a)	10,590	7,458,249
4.40%, 06/01/32 (Call 03/01/32)(a)	12,688	12,060,427
5.05%, 06/01/52 (Call 12/01/51)(a)	13,170	12,249,666
Security	Par (000)	Value

Commercial Services (continued)
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	$13,569	$11,265,437
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	13,346	11,558,117
4.00%, 03/18/29 (Call 12/18/28)	10,533	9,881,893
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)(c)	13,794	12,683,787
2.70%, 03/01/29 (Call 01/01/29)(a)(c)	21,103	18,788,413
2.90%, 03/01/32 (Call 12/01/31)(c)	21,735	18,730,547
3.70%, 03/01/52 (Call 09/01/51)(a)(c)	15,524	12,502,707
4.25%, 05/01/29 (Call 02/01/29)(a)(c)	11,591	11,190,087
		319,362,744
Computers — 3.1%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	22,494	20,091,335
1.25%, 08/20/30 (Call 05/20/30)(a)	14,477	11,592,423
1.40%, 08/05/28 (Call 06/05/28)	20,680	17,722,462
1.65%, 05/11/30 (Call 02/11/30)	20,235	16,834,492
1.65%, 02/08/31 (Call 11/08/30)	31,621	25,848,830
1.70%, 08/05/31 (Call 05/05/31)(a)	13,616	11,053,501
2.05%, 09/11/26 (Call 07/11/26)	21,632	19,919,340
2.20%, 09/11/29 (Call 06/11/29)(a)	20,042	17,534,890
2.38%, 02/08/41 (Call 08/08/40)(a)	15,935	11,604,437
2.40%, 08/20/50 (Call 02/20/50)	15,357	10,118,485
2.45%, 08/04/26 (Call 05/04/26)(a)	23,678	22,185,228
2.55%, 08/20/60 (Call 02/20/60)(a)	19,564	12,632,532
2.65%, 05/11/50 (Call 11/11/49)	31,352	21,801,052
2.65%, 02/08/51 (Call 08/08/50)(a)	34,193	23,485,219
2.70%, 08/05/51 (Call 02/05/51)(a)	18,221	12,580,819
2.80%, 02/08/61 (Call 02/08/60)	23,065	15,446,709
2.85%, 08/05/61 (Call 02/05/61)(a)	15,356	10,341,518
2.90%, 09/12/27 (Call 06/12/27)(a)	17,221	16,267,106
2.95%, 09/11/49 (Call 03/11/49)	17,248	12,728,550
3.00%, 06/20/27 (Call 03/20/27)(a)	9,626	9,175,554
3.00%, 11/13/27 (Call 08/13/27)(a)	12,292	11,631,853
3.20%, 05/11/27 (Call 02/11/27)(a)	20,233	19,425,839
3.25%, 02/23/26 (Call 11/23/25)(a)	30,768	29,764,034
3.25%, 08/08/29 (Call 06/08/29)	17,868	16,689,934
3.35%, 02/09/27 (Call 11/09/26)(a)	22,962	22,221,760
3.35%, 08/08/32 (Call 05/08/32)(a)	19,062	17,578,486
3.45%, 02/09/45(a)	21,634	17,869,152
3.75%, 09/12/47 (Call 03/12/47)	9,898	8,429,339
3.75%, 11/13/47 (Call 05/13/47)	12,756	10,907,772
3.85%, 05/04/43(a)	32,595	28,942,681
3.85%, 08/04/46 (Call 02/04/46)	20,979	18,223,440
3.95%, 08/08/52 (Call 02/08/52)(a)	22,147	19,373,587
4.10%, 08/08/62 (Call 02/08/62)	19,106	16,592,162
4.25%, 02/09/47 (Call 08/09/46)(a)	9,898	9,254,625
4.38%, 05/13/45	22,979	21,814,036
4.45%, 05/06/44(a)	8,423	8,172,991
4.50%, 02/23/36 (Call 08/23/35)(a)	13,191	13,299,402
4.65%, 02/23/46 (Call 08/23/45)	47,137	46,134,745
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	13,603	9,361,234
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	11,929	7,642,978
4.90%, 10/01/26 (Call 08/01/26)(a)	20,568	20,322,583
5.30%, 10/01/29 (Call 07/01/29)(a)	18,348	18,119,213
6.02%, 06/15/26 (Call 03/15/26)(a)	47,611	48,593,458
6.20%, 07/15/30 (Call 04/15/30)(a)	7,548	7,755,487
8.10%, 07/15/36 (Call 01/15/36)(a)	13,596	15,626,699

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
8.35%, 07/15/46 (Call 01/15/46)(a)	$10,572	$12,335,187
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	5,773	5,211,172
6.20%, 10/15/35 (Call 04/15/35)(a)	10,259	10,761,089
6.35%, 10/15/45 (Call 04/15/45)(a)	19,158	19,693,238
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	10,283	9,023,690
2.65%, 06/17/31 (Call 03/17/31)	12,121	9,480,473
3.00%, 06/17/27 (Call 04/17/27)(a)	10,793	9,902,547
3.40%, 06/17/30 (Call 03/17/30)(a)	6,487	5,589,544
4.00%, 04/15/29 (Call 02/15/29)(a)	15,157	13,861,778
4.20%, 04/15/32 (Call 01/15/32)(a)	14,446	12,611,862
4.75%, 01/15/28 (Call 12/15/27)(a)	8,802	8,562,939
5.50%, 01/15/33 (Call 10/15/32)	11,228	10,683,707
6.00%, 09/15/41(a)	16,823	16,378,816
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	15,733	13,868,226
1.95%, 05/15/30 (Call 02/15/30)	9,878	8,140,516
2.95%, 05/15/50 (Call 11/15/49)(a)	9,491	6,366,979
3.30%, 05/15/26(a)	30,908	29,508,130
3.45%, 02/19/26(a)	13,403	12,891,878
3.50%, 05/15/29(a)	32,986	30,675,799
4.00%, 06/20/42	11,996	10,124,226
4.15%, 07/27/27 (Call 06/27/27)(a)	13,801	13,552,154
4.15%, 05/15/39(a)	22,514	19,799,280
4.25%, 05/15/49	30,762	26,183,322
4.40%, 07/27/32 (Call 04/27/32)(a)	14,502	13,939,379
4.90%, 07/27/52 (Call 01/27/52)(a)	11,241	10,377,195
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	12,104	9,362,313
4.38%, 05/15/30 (Call 02/15/30)	6,136	5,526,288
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	2,766	2,609,052
		1,139,732,751
Cosmetics & Personal Care — 0.5%
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	19,806	18,473,472
3.38%, 03/24/29 (Call 01/24/29)(a)	10,656	9,660,576
3.63%, 03/24/32 (Call 12/24/31)	26,898	23,716,534
4.00%, 03/24/52 (Call 09/24/51)(a)	10,405	8,297,075
Procter & Gamble Co. (The)
1.00%, 04/23/26	9,399	8,441,216
1.20%, 10/29/30	24,271	19,318,068
1.90%, 02/01/27(a)	7,991	7,326,035
1.95%, 04/23/31(a)	9,249	7,800,916
2.30%, 02/01/32(a)	7,398	6,375,958
2.45%, 11/03/26	11,635	10,886,836
2.85%, 08/11/27(a)	8,864	8,326,389
3.00%, 03/25/30(a)	18,461	16,947,346
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)(a)	11,529	9,184,798
2.13%, 09/06/29 (Call 06/06/29)	11,251	9,597,114
2.90%, 05/05/27 (Call 02/05/27)(a)	10,705	9,998,444
3.50%, 03/22/28 (Call 12/22/27)(a)	12,189	11,561,320
5.90%, 11/15/32(a)	12,617	13,755,066
		199,667,163
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	4,354	3,845,572
2.45%, 10/29/26 (Call 09/29/26)(a)	39,116	34,380,335
Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 10/29/28 (Call 08/29/28)	$46,561	$39,361,035
3.30%, 01/30/32 (Call 10/30/31)(a)	42,630	33,619,749
3.40%, 10/29/33 (Call 07/29/33)	22,525	17,448,054
3.65%, 07/21/27 (Call 04/21/27)	12,975	11,734,979
3.85%, 10/29/41 (Call 04/29/41)(a)	20,106	14,740,398
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	17,855	15,599,440
2.20%, 01/15/27 (Call 12/15/26)(a)	11,245	9,813,686
2.88%, 01/15/26 (Call 12/15/25)(a)	8,348	7,699,002
2.88%, 01/15/32 (Call 10/15/31)(a)	8,533	6,720,205
3.13%, 12/01/30 (Call 09/01/30)(a)	10,612	8,721,015
3.75%, 06/01/26 (Call 04/01/26)(a)	11,827	11,120,645
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	10,523	8,381,885
4.75%, 06/09/27 (Call 05/09/27)(a)	12,072	11,369,138
7.10%, 11/15/27	1,737	1,782,094
8.00%, 11/01/31(a)	22,093	23,642,714
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	14,935	13,275,644
2.55%, 03/04/27 (Call 02/01/27)	26,621	24,183,576
3.13%, 05/20/26 (Call 04/20/26)	15,424	14,602,768
3.30%, 05/03/27 (Call 04/03/27)(a)	13,808	12,915,840
4.05%, 05/03/29 (Call 03/03/29)(a)	10,121	9,659,376
4.05%, 12/03/42(a)	11,288	9,772,030
5.85%, 11/05/27 (Call 10/05/27)	9,242	9,591,768
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	7,814	5,143,456
3.90%, 01/25/28 (Call 10/25/27)(a)	12,993	12,064,993
4.35%, 04/15/30 (Call 01/15/30)	12,963	11,872,482
4.70%, 09/20/47 (Call 03/20/47)	9,280	7,534,835
4.85%, 03/29/29 (Call 12/29/28)	14,529	13,952,825
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	14,252	13,454,348
3.75%, 07/28/26 (Call 06/28/26)(a)	21,020	19,813,530
3.75%, 03/09/27 (Call 02/09/27)(a)	18,980	17,720,726
3.80%, 01/31/28 (Call 12/31/27)(a)	15,198	14,261,812
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	11,314	10,092,079
1.15%, 05/13/26 (Call 04/13/26)(a)	7,833	6,982,469
1.65%, 03/11/31 (Call 12/11/30)	9,611	7,528,420
1.95%, 12/01/31 (Call 09/01/31)	13,322	10,516,050
2.00%, 03/20/28 (Call 01/20/28)(a)	17,368	15,315,455
2.30%, 05/13/31 (Call 02/13/31)(a)	11,706	9,672,231
2.45%, 03/03/27 (Call 02/03/27)(a)	19,411	17,830,007
2.90%, 03/03/32 (Call 12/03/31)(a)	12,846	10,991,509
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	10,718	9,067,388
5.30%, 09/15/43 (Call 03/15/43)(a)	11,063	11,390,885
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)(a)	12,055	11,306,947
6.70%, 11/29/32 (Call 08/29/32)	1,752	1,777,345
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	21,429	16,423,087
2.10%, 06/15/30 (Call 03/15/30)(a)	16,001	13,223,612
2.65%, 09/15/40 (Call 03/15/40)(a)	17,743	12,639,762
3.00%, 06/15/50 (Call 12/15/49)(a)	13,783	9,586,365
3.00%, 09/15/60 (Call 03/15/60)(a)	15,516	10,228,096
4.00%, 09/15/27 (Call 08/15/27)(a)	20,370	19,976,784
4.25%, 09/21/48 (Call 03/21/48)(a)	14,069	12,063,577
4.35%, 06/15/29 (Call 04/15/29)(a)	13,621	13,439,115

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.60%, 03/15/33 (Call 12/15/32)(a)	$19,520	$18,853,568
4.95%, 06/15/52 (Call 12/15/51)(a)	20,729	19,810,585
5.20%, 06/15/62 (Call 12/15/61)(a)	11,763	11,485,752
Jefferies Financial Group Inc.
4.15%, 01/23/30(a)	15,982	14,174,568
4.85%, 01/15/27(a)	13,571	13,181,195
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	8,012	6,055,252
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	10,963	9,009,680
2.95%, 11/21/26 (Call 08/21/26)(a)	6,036	5,752,450
2.95%, 06/01/29 (Call 03/01/29)	12,785	11,751,981
3.30%, 03/26/27 (Call 01/26/27)(a)	11,397	10,978,747
3.35%, 03/26/30 (Call 12/26/29)(a)	18,551	17,273,916
3.65%, 06/01/49 (Call 12/01/48)	8,875	7,443,886
3.85%, 03/26/50 (Call 09/26/49)(a)	18,989	16,539,201
Nomura Holdings Inc.
1.65%, 07/14/26(a)	15,130	13,198,755
2.17%, 07/14/28	15,228	12,531,427
2.33%, 01/22/27(a)	15,172	13,337,135
2.61%, 07/14/31	14,024	10,848,889
2.68%, 07/16/30(a)	12,421	9,905,757
3.00%, 01/22/32	8,558	6,793,726
3.10%, 01/16/30(a)	17,144	14,276,330
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	9,464	6,987,599
4.95%, 07/15/46(a)	9,236	8,378,414
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	7,547	5,703,150
3.95%, 12/01/27 (Call 09/01/27)(a)	10,687	9,555,011
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	15,139	11,867,068
1.90%, 04/15/27 (Call 02/15/27)(a)	17,238	15,667,761
2.00%, 08/15/50 (Call 02/15/50)(a)	17,285	10,822,310
2.05%, 04/15/30 (Call 01/15/30)(a)	18,525	15,957,611
2.70%, 04/15/40 (Call 10/15/39)(a)	11,157	8,753,719
2.75%, 09/15/27 (Call 06/15/27)(a)	9,080	8,489,427
3.65%, 09/15/47 (Call 03/15/47)	8,526	7,273,551
4.15%, 12/14/35 (Call 06/14/35)	15,659	14,968,485
4.30%, 12/14/45 (Call 06/14/45)	42,850	40,311,112
		1,107,789,156
Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	2,062	1,829,504
2.45%, 01/15/31 (Call 10/15/30)(a)	15,796	12,529,643
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	7,336	6,523,262
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	10,249	9,376,819
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)(a)	18,722	12,414,272
3.70%, 07/15/30 (Call 04/15/30)	10,908	10,108,361
3.80%, 07/15/48 (Call 01/15/48)	8,300	6,569,827
4.25%, 10/15/50 (Call 04/15/50)	10,393	8,820,609
4.45%, 01/15/49 (Call 07/15/48)	10,826	9,510,813
4.50%, 02/01/45 (Call 08/01/44)	8,057	7,116,177
4.60%, 05/01/53 (Call 11/01/52)(a)(c)	13,293	12,045,743
5.15%, 11/15/43 (Call 05/15/43)	7,347	7,020,964
6.13%, 04/01/36	17,986	19,133,692
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,869	6,567,309
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	$6,333	$5,348,461
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	11,063	9,135,093
3.60%, 06/15/61 (Call 12/15/60)(a)	10,914	8,041,131
4.45%, 03/15/44 (Call 09/15/43)(a)	9,108	7,923,030
4.63%, 12/01/54 (Call 06/01/54)(a)	6,750	5,831,850
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	9,659	7,856,171
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	7,992	7,775,847
6.25%, 10/01/39	11,718	12,251,469
Dominion Energy Inc.
5.38%, 11/15/32	9,818	9,791,999
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	15,323	12,271,434
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	18,097	16,013,910
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	6,370	4,582,708
5.30%, 02/15/40(a)	8,252	8,285,057
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	8,235	6,903,863
2.55%, 06/15/31 (Call 03/15/31)(a)	13,072	10,755,746
2.65%, 09/01/26 (Call 06/01/26)	13,601	12,647,563
3.15%, 08/15/27 (Call 05/15/27)	5,856	5,437,584
3.30%, 06/15/41 (Call 12/15/40)	7,939	5,879,434
3.50%, 06/15/51 (Call 12/15/50)	7,482	5,353,572
3.75%, 09/01/46 (Call 03/01/46)	15,890	11,933,762
4.30%, 03/15/28 (Call 02/15/28)	10,131	9,780,845
4.50%, 08/15/32 (Call 05/15/32)(a)	19,625	18,594,187
5.00%, 08/15/52 (Call 02/15/52)(a)	14,815	13,444,445
Duke Energy Florida LLC, 6.40%, 06/15/38	10,797	11,889,257
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	8,205	7,687,769
4.75%, 06/15/46 (Call 12/15/45)(a)	12,306	9,783,884
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	12,509	11,673,767
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	9,953	8,317,525
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	7,860	6,821,986
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	8,427	8,064,428
4.05%, 04/15/30 (Call 01/15/30)(a)	14,371	13,541,063
4.45%, 04/15/46 (Call 10/15/45)	7,732	6,602,842
4.70%, 04/15/50 (Call 10/15/49)	9,413	8,344,822
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	18,065	15,182,182
2.88%, 12/04/51 (Call 06/04/51)	14,840	10,327,294
3.15%, 10/01/49 (Call 04/01/49)	10,157	7,491,405
3.95%, 03/01/48 (Call 09/01/47)	10,174	8,557,305
Georgia Power Co.
4.30%, 03/15/42(a)	14,396	12,486,330
5.13%, 05/15/52 (Call 11/15/51)(a)	8,761	8,438,095
Series A, 3.25%, 03/15/51 (Call 09/15/50)	9,824	6,957,544
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	8,530	8,024,010
4.25%, 07/15/49 (Call 01/15/49)	9,311	8,050,103
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	11,280	10,055,626
1.90%, 06/15/28 (Call 04/15/28)	18,347	15,727,377
2.25%, 06/01/30 (Call 03/01/30)(a)	26,356	21,841,107
2.44%, 01/15/32 (Call 10/15/31)	13,452	10,935,929
2.75%, 11/01/29 (Call 08/01/29)	10,538	9,152,550

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.55%, 05/01/27 (Call 02/01/27)	$16,529	$15,672,039
4.63%, 07/15/27 (Call 06/15/27)	15,118	14,974,960
5.00%, 07/15/32 (Call 04/15/32)(a)	15,783	15,734,043
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	8,961	7,677,046
2.50%, 02/01/31 (Call 11/01/30)(a)	19,770	15,495,694
3.00%, 06/15/28 (Call 04/15/28)(a)	7,176	6,120,686
3.15%, 01/01/26(a)	16,007	14,831,157
3.25%, 06/01/31 (Call 03/01/31)(a)	5,577	4,582,479
3.30%, 12/01/27 (Call 09/01/27)(a)	12,109	10,654,789
3.30%, 08/01/40 (Call 02/01/40)(a)	11,597	8,085,862
3.50%, 08/01/50 (Call 02/01/50)(a)	19,403	12,660,630
3.75%, 07/01/28(a)	8,489	7,497,359
3.95%, 12/01/47 (Call 06/01/47)(a)	9,166	6,388,326
4.50%, 07/01/40 (Call 01/01/40)	21,059	16,759,708
4.55%, 07/01/30 (Call 01/01/30)(a)	34,554	31,556,255
4.95%, 07/01/50 (Call 01/01/50)(a)	32,895	26,327,737
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	10,713	7,243,847
5.35%, 12/01/53	9,900	9,841,597
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)	9,585	7,717,260
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	9,580	7,700,667
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	9,686	7,731,908
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	8,834	6,112,453
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	11,312	10,505,193
3.40%, 02/01/28 (Call 11/01/27)(a)	12,578	11,567,315
3.80%, 02/01/38 (Call 08/01/37)(a)	11,650	9,489,735
4.00%, 02/01/48 (Call 08/01/47)	8,646	6,684,410
6.00%, 10/15/39(a)	7,854	7,920,944
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	13,412	9,981,842
4.00%, 04/01/47 (Call 10/01/46)(a)	19,252	15,075,042
4.65%, 10/01/43 (Call 04/01/43)(a)	8,969	7,823,466
5.85%, 11/01/27 (Call 10/01/27)	5,580	5,758,781
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	4,520	2,978,907
Series C, 4.13%, 03/01/48 (Call 09/01/47)	14,230	11,403,472
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	18,911	17,962,173
4.40%, 07/01/46 (Call 01/01/46)	17,413	14,685,741
Series A, 3.70%, 04/30/30 (Call 01/30/30)	12,018	10,873,883
Series B, 4.00%, 01/15/51 (Call 10/15/25)(b)	14,009	12,549,963
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	9,242	5,617,498
2.95%, 11/15/51 (Call 05/15/51)(a)	9,346	6,290,586
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,172	3,981,355
Series A, 3.50%, 03/15/27 (Call 12/15/26)	10,352	9,851,975
		1,033,729,139
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	8,333	7,286,955
2.00%, 12/21/28 (Call 10/21/28)(a)	16,116	13,850,875
2.20%, 12/21/31 (Call 09/21/31)(a)	9,618	7,872,039
2.80%, 12/21/51 (Call 06/21/51)	14,120	9,459,670
		38,469,539
Security	Par (000)	Value

Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	$6,787	$5,426,929
2.80%, 02/15/30 (Call 11/15/29)	11,511	9,957,769
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	9,923	8,710,280
1.75%, 09/01/31 (Call 06/01/31)(a)	17,173	13,773,885
1.95%, 06/01/30 (Call 03/01/30)	14,308	11,961,292
2.50%, 11/01/26 (Call 08/01/26)(a)	20,867	19,505,437
2.70%, 08/15/29 (Call 05/15/29)	9,660	8,677,149
2.80%, 06/01/50 (Call 12/01/49)(a)	6,138	4,526,031
5.00%, 02/15/33(a)	21,354	21,985,248
		104,524,020
Entertainment — 0.6%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(a)(c)	42,287	38,510,809
4.05%, 03/15/29 (Call 01/15/29)(a)(c)	15,433	13,522,644
4.28%, 03/15/32 (Call 12/15/31)(a)(c)	53,474	45,447,462
5.05%, 03/15/42 (Call 09/15/41)(c)	45,617	36,532,580
5.14%, 03/15/52 (Call 09/15/51)(a)(c)	74,490	57,614,484
5.39%, 03/15/62 (Call 09/15/61)(c)	28,446	22,006,292
		213,634,271
Environmental Control — 0.2%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	7,400	5,747,156
3.95%, 05/15/28 (Call 02/15/28)	8,579	8,211,224
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	10,591	7,250,132
4.20%, 01/15/33 (Call 10/15/32)	12,462	11,747,348
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	18,649	14,769,814
3.15%, 11/15/27 (Call 08/15/27)(a)	6,977	6,530,003
4.15%, 04/15/32 (Call 01/15/32)(a)	13,011	12,531,296
		66,786,973
Food — 1.2%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	9,423	9,110,785
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,650	10,542,062
4.85%, 11/01/28 (Call 08/01/28)(a)	19,210	18,759,001
5.30%, 11/01/38 (Call 05/01/38)(a)	10,110	9,626,627
5.40%, 11/01/48 (Call 05/01/48)(a)	13,094	12,367,005
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	10,878	9,521,702
3.20%, 02/10/27 (Call 11/10/26)(a)	7,059	6,727,737
4.20%, 04/17/28 (Call 01/17/28)(a)	18,331	17,992,909
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	9,857	8,543,994
1.80%, 06/11/30 (Call 03/11/30)(a)	11,650	9,521,536
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(c)	8,396	7,398,224
3.63%, 01/15/32 (Call 01/15/27)(a)(c)	6,082	5,004,487
Kellogg Co., 3.25%, 04/01/26(a)	3,658	3,496,769
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	18,877	17,798,006
3.88%, 05/15/27 (Call 02/15/27)(a)	13,080	12,571,907
4.38%, 06/01/46 (Call 12/01/45)(a)	33,885	28,581,516
4.88%, 10/01/49 (Call 04/01/49)(a)	19,046	17,128,599
5.00%, 06/04/42(a)	18,299	17,048,995
5.20%, 07/15/45 (Call 01/15/45)(a)	24,877	23,472,994
5.50%, 06/01/50 (Call 12/01/49)(a)	10,906	10,774,832

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.88%, 01/26/39	$10,384	$11,489,865
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	10,765	9,906,272
3.95%, 01/15/50 (Call 07/15/49)(a)	8,622	6,863,326
4.45%, 02/01/47 (Call 08/01/46)(a)	13,964	11,925,910
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	9,202	8,639,854
Mondelez International Inc.
2.63%, 03/17/27 (Call 02/17/27)	7,174	6,526,247
2.63%, 09/04/50 (Call 03/04/50)	11,165	7,185,470
2.75%, 04/13/30 (Call 01/13/30)(a)	11,168	9,677,386
3.00%, 03/17/32 (Call 12/17/31)(a)	9,870	8,478,368
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	11,305	7,749,262
3.25%, 07/15/27 (Call 04/15/27)(a)	8,161	7,598,626
3.30%, 07/15/26 (Call 04/15/26)	13,087	12,405,161
5.95%, 04/01/30 (Call 01/01/30)(a)	13,783	14,432,181
6.60%, 04/01/50 (Call 10/01/49)(a)	13,155	14,752,272
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	17,193	16,240,609
4.00%, 03/01/26 (Call 01/01/26)	8,791	8,560,693
4.35%, 03/01/29 (Call 12/01/28)(a)	15,317	14,818,027
4.55%, 06/02/47 (Call 12/02/46)	9,887	8,662,068
5.10%, 09/28/48 (Call 03/28/48)(a)	15,848	14,880,217
		456,781,501
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)(a)	6,658	5,581,210
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	10,844	8,328,306
2.95%, 09/01/29 (Call 06/01/29)(a)	10,143	8,879,260
3.49%, 05/15/27 (Call 02/15/27)	12,134	11,459,358
3.60%, 05/01/30 (Call 02/01/30)	11,972	10,754,159
3.95%, 03/30/48 (Call 09/30/47)(a)	6,867	5,426,183
4.38%, 05/15/47 (Call 11/15/46)(a)	11,588	9,758,462
4.80%, 02/15/44 (Call 08/15/43)	6,819	6,088,681
		66,275,619
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	12,056	10,076,513
2.75%, 11/15/50 (Call 05/15/50)	8,778	5,608,978
		15,685,491
Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	19,479	19,210,897
4.75%, 11/30/36 (Call 05/30/36)(a)	14,272	14,378,762
4.90%, 11/30/46 (Call 05/30/46)(a)	36,242	36,470,575
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	17,130	15,256,341
2.27%, 12/01/28 (Call 10/01/28)	18,020	15,565,539
2.54%, 02/01/32 (Call 11/01/31)(a)	20,275	16,318,271
2.60%, 08/15/26 (Call 05/15/26)	6,248	5,757,609
3.13%, 12/01/51 (Call 06/01/51)	10,534	7,038,366
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)(a)	12,696	10,942,873
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10,969	7,252,154
2.80%, 12/10/51 (Call 06/10/51)(a)	13,643	9,349,518
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	10,440	9,196,588
Security	Par (000)	Value

Health Care - Products (continued)
3.25%, 11/15/39 (Call 05/15/39)	$8,873	$7,123,784
3.40%, 11/15/49 (Call 05/15/49)(a)	9,125	7,005,103
GE Healthcare Holding LLC
5.65%, 11/15/27(a)(c)	12,992	13,271,094
5.86%, 03/15/30	5,973	6,191,120
5.91%, 11/22/32(a)	6,409	6,724,185
6.38%, 11/22/52(c)	6,750	7,523,983
Medtronic Inc.
4.38%, 03/15/35(a)	19,918	19,146,062
4.63%, 03/15/45(a)	19,649	18,713,462
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	13,184	11,531,316
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	14,617	11,984,728
3.50%, 03/15/26 (Call 12/15/25)(a)	6,984	6,753,181
4.63%, 03/15/46 (Call 09/15/45)	12,210	11,002,770
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	18,237	14,946,363
2.60%, 10/01/29 (Call 07/01/29)(a)	10,552	9,366,847
2.80%, 10/15/41 (Call 04/15/41)	12,257	9,212,284
4.10%, 08/15/47 (Call 02/15/47)(a)	11,071	9,784,058
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	10,614	8,597,216
		345,615,049
Health Care - Services — 3.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10,415	8,106,631
6.63%, 06/15/36(a)	11,852	12,546,705
Ascension Health
3.95%, 11/15/46	9,722	8,132,652
Series B, 2.53%, 11/15/29 (Call 08/15/29)	11,051	9,559,691
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(a)	20,707	17,534,157
2.50%, 03/01/31 (Call 12/01/30)(a)	30,043	23,716,070
2.63%, 08/01/31 (Call 05/01/31)	24,073	19,078,218
3.00%, 10/15/30 (Call 07/15/30)	30,088	24,821,096
3.38%, 02/15/30 (Call 02/15/25)	22,310	19,067,036
4.25%, 12/15/27 (Call 12/16/22)(a)	23,685	22,250,873
4.63%, 12/15/29 (Call 12/15/24)	26,970	25,046,122
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	6,324	5,510,055
4.19%, 10/01/49 (Call 04/01/49)	4,420	3,439,819
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	6,124	5,509,093
2.25%, 05/15/30 (Call 02/15/30)	15,951	13,310,942
2.55%, 03/15/31 (Call 12/15/30)	8,973	7,565,332
2.88%, 09/15/29 (Call 06/15/29)(a)	11,216	9,886,775
3.13%, 05/15/50 (Call 11/15/49)(a)	13,141	9,193,215
3.60%, 03/15/51 (Call 09/15/50)(a)	11,917	9,044,249
3.65%, 12/01/27 (Call 09/01/27)	18,548	17,620,474
3.70%, 09/15/49 (Call 03/15/49)	8,420	6,532,716
4.10%, 03/01/28 (Call 12/01/27)(a)	16,998	16,419,315
4.38%, 12/01/47 (Call 06/01/47)(a)	15,237	13,171,846
4.55%, 03/01/48 (Call 09/01/47)	10,791	9,545,505
4.63%, 05/15/42(a)	10,696	9,748,617
4.65%, 01/15/43(a)	10,358	9,483,925
4.65%, 08/15/44 (Call 02/15/44)(a)	9,112	8,237,875
6.10%, 10/15/52	7,497	8,193,988
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	8,934	6,974,977
3.13%, 03/15/27 (Call 02/15/27)(c)	12,366	11,246,620

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 09/01/30 (Call 03/01/30)	$28,559	$24,621,962
3.50%, 07/15/51 (Call 01/15/51)(a)	16,111	10,866,538
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	24,680	21,087,421
4.13%, 06/15/29 (Call 03/15/29)(a)	23,664	21,631,636
4.50%, 02/15/27 (Call 08/15/26)(a)	14,411	13,877,198
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	25,013	20,170,981
5.13%, 06/15/39 (Call 12/15/38)	12,217	10,898,204
5.25%, 06/15/26 (Call 12/15/25)	13,714	13,594,404
5.25%, 06/15/49 (Call 12/15/48)(a)	23,039	20,233,569
5.38%, 09/01/26 (Call 03/01/26)	10,363	10,305,014
5.50%, 06/15/47 (Call 12/15/46)	16,925	15,378,568
5.63%, 09/01/28 (Call 03/01/28)(a)	15,436	15,368,951
5.88%, 02/15/26 (Call 08/15/25)(a)	12,645	12,740,993
5.88%, 02/01/29 (Call 08/01/28)	15,440	15,540,766
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	7,902	6,812,867
2.15%, 02/03/32 (Call 11/03/31)(a)	15,107	11,910,368
3.70%, 03/23/29 (Call 02/23/29)	11,018	10,142,595
4.95%, 10/01/44 (Call 04/01/44)(a)	9,840	9,063,430
5.88%, 03/01/33	3,227	3,358,582
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	11,770	10,162,074
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	8,889	6,482,207
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	13,605	9,949,543
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	10,756	7,438,200
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	12,464	10,933,007
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	12,051	10,425,612
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	11,171	10,055,100
2.00%, 05/15/30	17,435	14,510,026
2.30%, 05/15/31 (Call 02/15/31)	17,080	14,253,040
2.75%, 05/15/40 (Call 11/15/39)	16,089	11,941,896
2.88%, 08/15/29	12,944	11,634,991
2.90%, 05/15/50 (Call 11/15/49).	14,534	10,111,488
2.95%, 10/15/27	12,023	11,191,606
3.05%, 05/15/41 (Call 11/15/40)	18,106	13,874,997
3.10%, 03/15/26(a)	7,413	7,095,331
3.13%, 05/15/60 (Call 11/15/59)(a)	9,246	6,412,867
3.25%, 05/15/51 (Call 11/15/50)	24,056	17,842,446
3.45%, 01/15/27	10,010	9,618,423
3.50%, 08/15/39 (Call 02/15/39)	16,787	13,828,372
3.70%, 08/15/49 (Call 02/15/49)	14,566	11,726,498
3.75%, 10/15/47 (Call 04/15/47)	10,924	8,875,255
3.85%, 06/15/28(a)	12,331	11,873,557
3.88%, 12/15/28(a)	7,031	6,754,976
3.88%, 08/15/59 (Call 02/15/59)	13,285	10,692,419
4.00%, 05/15/29 (Call 03/15/29)	9,206	8,856,447
4.20%, 05/15/32 (Call 02/15/32)(a)	16,498	15,865,201
4.20%, 01/15/47 (Call 07/15/46)	10,079	8,734,100
4.25%, 03/15/43 (Call 09/15/42)	8,436	7,501,744
4.25%, 06/15/48 (Call 12/15/47)	14,160	12,393,759
4.45%, 12/15/48 (Call 06/15/48)	13,259	11,991,149
4.63%, 07/15/35	10,369	10,162,259
4.75%, 07/15/45	22,004	20,644,219
4.75%, 05/15/52 (Call 11/15/51)	24,877	23,524,403
4.95%, 05/15/62 (Call 11/15/61)	9,824	9,449,053
5.25%, 02/15/28	6,233	6,412,955
5.30%, 02/15/30(a)	11,684	12,100,134
Security	Par (000)	Value

Health Care - Services (continued)
5.35%, 02/15/33(a)	$20,338	$21,172,836
5.80%, 03/15/36	10,126	10,762,934
5.88%, 02/15/53 (Call 08/15/52)	24,160	26,558,602
6.05%, 02/15/63 (Call 08/15/62)	19,112	21,382,634
6.88%, 02/15/38(a)	14,449	16,887,719
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(c)	9,428	7,531,134
		1,147,713,849
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	16,922	14,402,125
2.88%, 06/15/28 (Call 04/15/28)	17,782	14,600,105
3.88%, 01/15/26 (Call 12/15/25)	9,099	8,370,597
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	10,527	8,996,984
3.25%, 03/15/27 (Call 02/15/27)	12,707	10,965,180
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)	7,143	6,638,536
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	10,407	8,333,613
3.40%, 01/15/26 (Call 12/15/25)	4,964	4,492,118
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	9,442	7,578,243
3.40%, 07/15/26 (Call 06/15/26)(a)	15,335	13,453,892
		97,831,393
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	10,181	9,741,696

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)	10,045	9,032,245

Insurance — 1.8%
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	7,264	7,048,794
4.38%, 06/30/50 (Call 12/30/49)(a)	15,137	13,068,720
4.75%, 04/01/48 (Call 10/01/47)(a)	9,876	8,941,035
4.80%, 07/10/45 (Call 01/10/45)	9,440	8,499,433
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	16,709	14,257,703
3.75%, 05/02/29 (Call 02/02/29)	5,805	5,384,124
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)(a)	13,830	10,751,391
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	11,659	8,180,548
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	15,857	14,519,714
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	9,356	7,487,502
2.30%, 03/15/27 (Call 02/15/27)(a)	8,014	7,455,395
2.50%, 01/15/51 (Call 07/15/50)(a)	11,346	7,224,408
2.85%, 10/15/50 (Call 04/15/50)	22,981	15,601,095
2.88%, 03/15/32 (Call 12/15/31)(a)	8,088	7,090,602
3.85%, 03/15/52 (Call 09/15/51)	32,536	26,621,020
4.20%, 08/15/48 (Call 02/15/48)(a)	23,069	20,738,406
4.25%, 01/15/49 (Call 07/15/48)(a)	20,697	18,523,360
5.75%, 01/15/40(a)	10,062	11,023,519
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	23,146	22,334,288
4.50%, 02/11/43(a)	10,194	9,604,197
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	3,937	3,657,611
4.70%, 06/22/47 (Call 12/22/46)	10,950	8,125,013

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb Corp. (The), 6.00%, 05/11/37	$10,120	$10,722,713
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	5,905	4,644,126
3.05%, 12/15/61 (Call 06/15/61)(a)	10,801	7,177,274
3.35%, 05/03/26 (Call 02/03/26)(a)	15,671	15,138,749
4.35%, 11/03/45 (Call 05/03/45)(a)	15,647	13,854,161
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(c)	14,971	14,013,603
3.85%, 04/05/29 (Call 02/05/29)(c)	11,893	10,837,307
3.90%, 04/05/32 (Call 01/05/32)(c)	17,045	15,007,233
4.40%, 04/05/52 (Call 10/05/51)(a)(c)	14,189	11,407,245
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	18,946	18,037,638
5.00%, 04/20/48 (Call 10/20/47)(a)	16,596	14,478,487
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	9,990	6,472,914
3.50%, 10/15/50 (Call 04/15/50)	10,924	7,560,276
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32 (Call 05/16/32)(a)(c)	9,285	8,720,381
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)(a)	8,010	5,898,154
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)(a)	4,288	3,833,636
4.15%, 03/04/26(a)	7,684	7,562,184
5.38%, 03/04/46	6,103	5,921,717
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	5,781	4,745,629
4.38%, 03/15/29 (Call 12/15/28)(a)	14,946	14,562,338
4.90%, 03/15/49 (Call 09/15/48)(a)	15,193	14,241,886
MetLife Inc.
4.05%, 03/01/45	11,162	9,386,175
4.13%, 08/13/42	10,353	8,828,824
4.55%, 03/23/30 (Call 12/23/29)(a)	9,217	9,213,251
4.60%, 05/13/46 (Call 11/13/45)(a)	7,963	7,336,476
4.88%, 11/13/43	8,599	7,997,627
5.00%, 07/15/52 (Call 01/15/52)	11,801	11,345,769
5.70%, 06/15/35(a)	11,354	11,820,722
5.88%, 02/06/41	7,726	7,973,978
6.38%, 06/15/34	10,817	11,994,944
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	8,290	6,961,823
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	17,449	13,459,708
3.91%, 12/07/47 (Call 06/07/47)(a)	9,636	7,659,363
3.94%, 12/07/49 (Call 06/07/49)	10,798	8,543,654
4.35%, 02/25/50 (Call 08/25/49)	11,764	10,149,738
4.60%, 05/15/44(a)	4,392	3,955,024
5.70%, 12/14/36(a)	11,420	11,772,819
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)(a)	10,404	7,204,722
5.35%, 11/01/40(a)	6,499	6,495,233
6.25%, 06/15/37	12,786	14,023,850
Willis North America Inc., 4.65%, 06/15/27 (Call 05/15/27)(a)	11,010	10,696,596
		657,795,825
Internet — 2.3%
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	12,904	11,183,155
1.10%, 08/15/30 (Call 05/15/30)(a)	26,094	20,700,060
1.90%, 08/15/40 (Call 02/15/40)	18,623	12,795,096
2.00%, 08/15/26 (Call 05/15/26)(a)	19,283	17,951,758
Security	Par (000)	Value

Internet (continued)
2.05%, 08/15/50 (Call 02/15/50)(a)	$24,671	$15,570,882
2.25%, 08/15/60 (Call 02/15/60)(a)	24,582	14,900,487
Amazon.com Inc.
1.00%, 05/12/26 (Call 04/12/26)	29,989	26,718,532
1.20%, 06/03/27 (Call 04/03/27)	15,244	13,278,161
1.50%, 06/03/30 (Call 03/03/30)	24,168	19,617,417
1.65%, 05/12/28 (Call 03/12/28)	29,374	25,558,699
2.10%, 05/12/31 (Call 02/12/31)	34,307	28,612,306
2.50%, 06/03/50 (Call 12/03/49)(a)	24,750	16,186,168
2.70%, 06/03/60 (Call 12/03/59)(a)	24,517	15,502,322
2.88%, 05/12/41 (Call 11/12/40)	23,706	18,096,134
3.10%, 05/12/51 (Call 11/12/50)	41,980	30,823,223
3.15%, 08/22/27 (Call 05/22/27)	35,775	34,047,497
3.25%, 05/12/61 (Call 11/12/60)	20,387	14,639,793
3.30%, 04/13/27 (Call 03/13/27)(a)	22,278	21,353,893
3.45%, 04/13/29 (Call 02/13/29)	17,110	16,148,137
3.60%, 04/13/32 (Call 01/13/32)(a)	26,720	24,867,518
3.88%, 08/22/37 (Call 02/22/37)(a)	35,039	31,496,596
3.95%, 04/13/52 (Call 10/13/51)(a)	27,918	23,917,672
4.05%, 08/22/47 (Call 02/22/47)(a)	36,161	31,679,242
4.10%, 04/13/62 (Call 10/13/61)(a)	16,344	13,840,258
4.25%, 08/22/57 (Call 02/22/57)(a)	24,539	21,827,951
4.65%, 12/01/29 (Call 10/01/29)	10,000	10,006,688
4.70%, 12/01/32	10,000	10,078,300
4.80%, 12/05/34 (Call 06/05/34)(a)	13,844	14,044,717
4.95%, 12/05/44 (Call 06/05/44)(a)	16,329	16,484,480
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	12,825	12,392,908
4.63%, 04/13/30 (Call 01/13/30)(a)	18,194	17,736,543
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	10,477	9,330,334
2.60%, 05/10/31 (Call 02/10/31)(a)	6,046	4,946,149
2.70%, 03/11/30 (Call 12/11/29)(a)	13,358	11,367,122
3.60%, 06/05/27 (Call 03/05/27)(a)	10,130	9,576,782
3.65%, 05/10/51 (Call 11/10/50)	9,376	6,847,837
4.00%, 07/15/42 (Call 01/15/42)(a)	11,239	9,012,112
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	7,785	6,320,118
3.25%, 02/15/30 (Call 11/15/29)(a)	14,110	12,075,459
3.80%, 02/15/28 (Call 11/15/27)(a)	13,401	12,434,388
4.63%, 08/01/27 (Call 05/01/27)	8,607	8,327,222
5.00%, 02/15/26 (Call 11/15/25)(a)	5,416	5,400,802
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(c)	33,944	31,912,078
3.85%, 08/15/32 (Call 05/15/32)(c)	40,369	36,083,043
4.45%, 08/15/52 (Call 02/15/52)(c)	35,161	28,920,176
4.65%, 08/15/62 (Call 02/15/62)(c)	17,162	14,091,756
Netflix Inc.
4.38%, 11/15/26(a)	11,954	11,573,630
4.88%, 04/15/28(a)	19,406	18,852,347
5.88%, 11/15/28(a)	21,760	21,982,170
6.38%, 05/15/29(a)	5,806	5,983,373
		867,093,491
Iron & Steel — 0.0%
ArcelorMittal SA
6.55%, 11/29/27	6,376	6,422,672
6.80%, 11/29/32	5,324	5,369,619
		11,792,291

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.2%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)(a)	$11,725	$11,659,485
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	18,015	16,880,118
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	8,001	6,727,260
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	12,752	10,396,721
Series R, 3.13%, 06/15/26 (Call 03/15/26)	6,625	6,200,118
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)(a)	19,316	18,012,170
		69,875,872
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	9,592	8,596,760
1.10%, 09/14/27(a)	10,523	9,032,113
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	12,702	11,137,990
3.25%, 09/19/49 (Call 03/19/49)	11,453	8,851,047
3.25%, 04/09/50 (Call 10/09/49)(a)	10,271	7,951,898
3.80%, 08/15/42(a)	20,903	18,274,260
5.20%, 05/27/41	9,796	10,150,150
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	9,590	8,282,670
3.90%, 06/09/42 (Call 12/09/41)(a)	15,222	13,688,010
John Deere Capital Corp.
0.70%, 01/15/26(a)	6,779	6,048,111
4.15%, 09/15/27	11,436	11,238,929
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)(a)	15,235	12,959,802
3.11%, 02/15/40 (Call 08/15/39)(a)	10,159	7,635,442
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	3,999	3,699,163
4.95%, 09/15/28 (Call 06/15/28)(a)	12,089	11,614,484
		149,160,829
Manufacturing — 0.8%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	9,095	7,790,652
2.88%, 10/15/27 (Call 07/15/27)(a)	9,189	8,549,982
3.25%, 08/26/49 (Call 02/26/49)(a)	11,133	8,088,506
3.38%, 03/01/29 (Call 12/01/28)(a)	7,578	7,061,884
4.00%, 09/14/48 (Call 03/14/48)(a)	12,726	10,653,984
Eaton Corp.
4.15%, 03/15/33 (Call 12/15/32)	15,593	14,704,729
4.15%, 11/02/42	12,408	10,830,286
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	7,136	6,907,365
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35(a)	81,514	76,365,690
General Electric Co.
5.88%, 01/14/38(a)	10,826	11,305,501
6.75%, 03/15/32	28,737	32,498,190
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	9,822	9,180,361
3.90%, 09/01/42 (Call 03/01/42)	11,361	9,865,653
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	14,556	13,142,403
4.00%, 06/14/49 (Call 12/14/48)	7,524	6,032,307
4.25%, 09/15/27 (Call 08/15/27)	14,623	14,201,314
4.50%, 09/15/29 (Call 07/15/29)(a)	12,955	12,587,969
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	12,140	9,996,497
Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	$9,855	$9,112,365
		278,875,638
Media — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	17,215	14,101,643
2.30%, 02/01/32 (Call 11/01/31)	12,640	9,467,456
2.80%, 04/01/31 (Call 01/01/31)	17,641	13,966,891
3.50%, 06/01/41 (Call 12/01/40)	19,167	13,077,163
3.50%, 03/01/42 (Call 09/01/41)	15,751	10,685,255
3.70%, 04/01/51 (Call 10/01/50)	23,859	15,277,784
3.75%, 02/15/28 (Call 11/15/27)	14,933	13,601,275
3.85%, 04/01/61 (Call 10/01/60)(a)	21,802	13,450,783
3.90%, 06/01/52 (Call 12/01/51)	27,993	18,544,540
3.95%, 06/30/62 (Call 12/30/61)	16,421	10,348,230
4.20%, 03/15/28 (Call 12/15/27)(a)	18,979	17,658,115
4.40%, 04/01/33 (Call 01/01/33)(a)	8,934	7,804,972
4.40%, 12/01/61 (Call 06/01/61)	16,319	11,160,355
4.80%, 03/01/50 (Call 09/01/49)(a)	30,200	22,838,696
5.05%, 03/30/29 (Call 12/30/28)(a)	13,731	13,070,848
5.13%, 07/01/49 (Call 01/01/49)	13,083	10,352,314
5.25%, 04/01/53 (Call 10/01/52)(a)	16,846	13,614,567
5.38%, 04/01/38 (Call 10/01/37)	10,944	9,365,358
5.38%, 05/01/47 (Call 11/01/46)	27,557	22,819,781
5.50%, 04/01/63 (Call 10/01/62)	12,409	10,067,770
5.75%, 04/01/48 (Call 10/01/47)(a)	27,158	23,313,304
6.38%, 10/23/35 (Call 04/23/35)(a)	20,324	19,932,174
6.48%, 10/23/45 (Call 04/23/45)(a)	36,845	34,874,758
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	20,589	16,210,438
1.95%, 01/15/31 (Call 10/15/30)(a)	18,671	15,200,972
2.35%, 01/15/27 (Call 10/15/26)	12,614	11,566,967
2.45%, 08/15/52 (Call 02/15/52)(a)	15,725	9,621,664
2.65%, 02/01/30 (Call 11/01/29)	14,128	12,316,590
2.65%, 08/15/62 (Call 02/15/62)(a)	14,548	8,584,800
2.80%, 01/15/51 (Call 07/15/50)	25,042	16,454,550
2.89%, 11/01/51 (Call 05/01/51)(a)	56,809	37,920,167
2.94%, 11/01/56 (Call 05/01/56)	64,019	41,538,107
2.99%, 11/01/63 (Call 05/01/63)	37,701	23,824,687
3.15%, 03/01/26 (Call 12/01/25)(a)	21,288	20,351,879
3.15%, 02/15/28 (Call 11/15/27)	18,369	17,098,402
3.20%, 07/15/36 (Call 01/15/36)(a)	8,510	6,965,861
3.25%, 11/01/39 (Call 05/01/39)	17,078	13,495,259
3.30%, 02/01/27 (Call 11/01/26)	16,281	15,470,343
3.30%, 04/01/27 (Call 02/01/27)	7,951	7,540,260
3.40%, 04/01/30 (Call 01/01/30)(a)	16,891	15,456,017
3.40%, 07/15/46 (Call 01/15/46)	16,397	12,276,555
3.45%, 02/01/50 (Call 08/01/49)(a)	21,345	15,960,600
3.55%, 05/01/28 (Call 02/01/28)(a)	10,358	9,826,419
3.75%, 04/01/40 (Call 10/01/39)(a)	19,067	15,947,810
3.90%, 03/01/38 (Call 09/01/37)	15,733	13,742,499
3.97%, 11/01/47 (Call 05/01/47)	26,408	21,565,697
4.00%, 08/15/47 (Call 02/15/47)(a)	11,635	9,559,665
4.00%, 03/01/48 (Call 09/01/47)	10,933	8,957,967
4.00%, 11/01/49 (Call 05/01/49)(a)	22,239	18,033,719
4.05%, 11/01/52 (Call 05/01/52)	10,664	8,689,356
4.15%, 10/15/28 (Call 07/15/28)	44,858	43,579,641
4.20%, 08/15/34 (Call 02/15/34)	10,659	9,994,134
4.25%, 10/15/30 (Call 07/15/30)	17,808	17,142,780

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.25%, 01/15/33(a)	$20,338	$19,283,536
4.40%, 08/15/35 (Call 02/15/35)	7,515	7,083,988
4.60%, 10/15/38 (Call 04/15/38)(a)	12,412	11,601,614
4.60%, 08/15/45 (Call 02/15/45)	10,480	9,430,601
4.70%, 10/15/48 (Call 04/15/48)(a)	17,581	16,021,736
4.95%, 10/15/58 (Call 04/15/58)(a)	10,729	9,950,886
5.35%, 11/15/27 (Call 10/15/27)	8,630	8,889,446
5.50%, 11/15/32 (Call 08/15/32)	11,442	11,995,641
5.65%, 06/15/35(a)	10,886	11,413,570
7.05%, 03/15/33(a)	8,790	10,138,985
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	11,661	9,859,232
3.95%, 03/20/28 (Call 12/20/27)	19,462	17,459,637
4.00%, 09/15/55 (Call 03/15/55)	13,361	8,553,378
4.13%, 05/15/29 (Call 02/15/29)(a)	8,401	7,385,837
4.65%, 05/15/50 (Call 11/15/49)	11,236	8,128,857
5.20%, 09/20/47 (Call 03/20/47)(a)	14,633	11,358,539
5.30%, 05/15/49 (Call 11/15/48)(a)	8,927	7,045,532
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	24,069	23,237,982
5.48%, 01/25/39 (Call 07/25/38)	16,699	15,374,118
5.58%, 01/25/49 (Call 07/25/48)(a)	18,321	16,505,884
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)(a)	6,370	6,081,828
4.20%, 05/19/32 (Call 02/19/32)(a)	13,755	11,444,044
4.38%, 03/15/43(a)	18,607	13,104,652
4.95%, 01/15/31 (Call 10/15/30)(a)	14,165	12,751,265
4.95%, 05/19/50 (Call 11/19/49)(a)	13,155	9,787,317
5.85%, 09/01/43 (Call 03/01/43)	13,334	11,199,384
6.88%, 04/30/36	11,621	11,523,180
7.88%, 07/30/30(a)	11,825	12,753,708
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	11,261	12,591,178
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	11,485	8,603,892
5.50%, 09/01/41 (Call 03/01/41)	13,005	11,066,499
5.88%, 11/15/40 (Call 05/15/40)	14,001	12,290,258
6.55%, 05/01/37	14,565	13,983,227
6.75%, 06/15/39	18,214	17,580,601
7.30%, 07/01/38(a)	16,251	16,581,230
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	11,780	10,724,044
2.95%, 06/15/27(a)	9,506	8,913,856
3.00%, 02/13/26(a)	8,346	7,967,546
4.13%, 06/01/44(a)	14,104	12,361,748
Walt Disney Co. (The)
1.75%, 01/13/26(a)	13,630	12,519,860
2.00%, 09/01/29 (Call 06/01/29)(a)	21,310	18,018,366
2.20%, 01/13/28(a)	10,948	9,827,412
2.65%, 01/13/31(a)	24,258	20,882,536
2.75%, 09/01/49 (Call 03/01/49)(a)	24,635	16,710,603
3.50%, 05/13/40 (Call 11/13/39)(a)	26,201	21,561,691
3.60%, 01/13/51 (Call 07/13/50)(a)	26,744	21,127,268
3.80%, 03/22/30(a)	13,817	13,007,586
3.80%, 05/13/60 (Call 11/13/59)(a)	12,601	9,988,730
4.63%, 03/23/40 (Call 09/23/39)(a)	11,305	10,712,263
4.70%, 03/23/50 (Call 09/23/49)(a)	20,219	19,046,055
6.20%, 12/15/34(a)	13,148	14,419,005
6.40%, 12/15/35	10,506	11,648,896
6.65%, 11/15/37(a)	19,152	21,939,334
		1,527,725,898
Security	Par (000)	Value

Mining — 0.5%
Barrick North America Finance LLC
5.70%, 05/30/41(a)	$10,967	$11,076,161
5.75%, 05/01/43	6,722	6,810,445
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	11,002	11,327,431
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	14,523	12,836,149
5.00%, 09/30/43(a)	25,478	25,260,104
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	7,873	7,213,406
5.40%, 11/14/34 (Call 05/14/34)(a)	11,221	10,589,707
5.45%, 03/15/43 (Call 09/15/42)(a)	18,811	16,818,727
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	18,593	15,002,260
2.60%, 07/15/32 (Call 04/15/32)	7,811	6,244,695
4.88%, 03/15/42 (Call 09/15/41)(a)	13,233	12,119,278
6.25%, 10/01/39(a)	8,775	9,219,041
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,968	8,535,612
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	15,185	10,308,556
5.20%, 11/02/40(a)	11,156	11,308,584
7.13%, 07/15/28(a)	10,173	11,288,944
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	10,660	9,371,785
Southern California Edison Co., 5.95%, 11/01/32(a)	5,723	6,037,934
		201,368,819
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	11,525	10,283,122
3.57%, 12/01/31 (Call 09/01/31)	7,524	6,219,731
		16,502,853
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	12,816	10,352,651
2.72%, 01/12/32 (Call 10/12/31)(a)	27,590	23,406,567
2.77%, 11/10/50 (Call 05/10/50)(a)	17,847	11,795,896
2.94%, 06/04/51 (Call 12/04/50)(a)	26,675	18,151,505
3.00%, 02/24/50 (Call 08/24/49)	22,316	15,460,882
3.00%, 03/17/52 (Call 09/17/51)(a)	16,987	11,642,069
3.02%, 01/16/27 (Call 10/16/26)	10,952	10,296,559
3.06%, 06/17/41 (Call 12/17/40)(a)	20,824	15,755,609
3.12%, 05/04/26 (Call 02/04/26)	9,790	9,340,376
3.38%, 02/08/61 (Call 08/08/60)(a)	17,272	12,256,959
3.41%, 02/11/26 (Call 12/11/25)(a)	9,853	9,523,443
3.63%, 04/06/30 (Call 01/06/30)(a)	15,210	14,119,718
3.94%, 09/21/28 (Call 06/21/28)(a)	11,538	11,103,990
4.23%, 11/06/28 (Call 08/06/28)	20,723	20,210,674
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	15,396	14,541,530
3.72%, 11/28/28 (Call 08/28/28)(a)	9,120	8,677,272
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	13,944	13,126,882
4.95%, 06/01/47 (Call 12/01/46)(a)	7,912	7,134,827
6.25%, 03/15/38	13,373	13,613,084
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	9,311	6,726,537
5.40%, 06/15/47 (Call 12/15/46)(a)	12,217	11,270,267
6.75%, 11/15/39(a)	14,862	15,622,031
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	14,409	13,067,969

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.24%, 05/11/30 (Call 02/11/30)(a)	$16,848	$14,559,454
2.95%, 05/16/26 (Call 02/16/26)(a)	25,383	24,211,392
3.08%, 05/11/50 (Call 11/11/49)(a)	7,590	5,666,229
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)(a)	8,653	7,481,191
2.34%, 08/12/50 (Call 02/12/50)(a)	6,796	4,434,710
ConocoPhillips Co.
3.76%, 03/15/42	15,309	12,951,585
3.80%, 03/15/52 (Call 09/15/51)(a)	13,732	11,163,233
4.03%, 03/15/62 (Call 09/15/61)	16,392	13,365,766
4.30%, 11/15/44 (Call 05/15/44)	6,616	5,842,734
6.50%, 02/01/39	13,861	15,837,913
6.95%, 04/15/29(a)	12,089	13,461,292
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)	12,041	11,106,522
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	10,378	9,039,477
5.00%, 06/15/45 (Call 12/15/44)(a)	6,307	5,647,758
5.60%, 07/15/41 (Call 01/15/41)(a)	16,488	15,887,634
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	17,754	14,905,323
3.25%, 12/01/26 (Call 10/01/26)(a)	4,506	4,216,699
3.50%, 12/01/29 (Call 09/01/29)(a)	7,994	7,107,677
4.25%, 03/15/52 (Call 09/15/51)	11,835	9,050,832
6.25%, 03/15/33 (Call 12/15/32)	8,760	9,067,585
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	4,091	4,032,927
4.38%, 04/15/30 (Call 01/15/30)(a)	12,113	11,883,950
4.95%, 04/15/50 (Call 10/15/49)(a)	7,736	7,617,412
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	12,265	11,361,715
7.00%, 02/01/30 (Call 11/01/29)(a)	12,492	13,177,033
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	4,753	4,362,792
2.38%, 05/22/30 (Call 02/22/30)	7,270	6,260,353
3.13%, 04/06/30 (Call 01/06/30)	13,538	12,317,705
3.25%, 11/18/49 (Call 05/18/49)	7,695	5,785,247
3.63%, 09/10/28 (Call 06/10/28)(a)	6,986	6,675,721
3.70%, 04/06/50 (Call 10/06/49)	10,433	8,521,723
3.95%, 05/15/43	9,518	8,151,233
4.80%, 11/08/43	6,885	6,599,236
5.10%, 08/17/40	6,828	6,828,323
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	13,201	12,293,917
2.44%, 08/16/29 (Call 05/16/29)(a)	15,298	13,525,122
2.61%, 10/15/30 (Call 07/15/30)(a)	21,662	19,074,325
3.00%, 08/16/39 (Call 02/16/39)	12,044	9,432,047
3.04%, 03/01/26 (Call 12/01/25)	22,214	21,254,053
3.10%, 08/16/49 (Call 02/16/49)(a)	13,959	10,266,028
3.29%, 03/19/27 (Call 01/19/27)(a)	8,129	7,803,607
3.45%, 04/15/51 (Call 10/15/50)(a)	32,167	24,982,925
3.48%, 03/19/30 (Call 12/19/29)	25,455	23,893,936
3.57%, 03/06/45 (Call 09/06/44)(a)	10,673	8,625,019
4.11%, 03/01/46 (Call 09/01/45)	27,559	23,934,471
4.23%, 03/19/40 (Call 09/19/39)	24,265	22,245,276
4.33%, 03/19/50 (Call 09/19/49)	27,653	24,923,867
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	11,925	11,466,238
5.60%, 02/15/41(a)	17,688	16,919,400
6.00%, 01/15/40(a)	6,351	6,348,453
Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	$14,070	$13,540,300
6.60%, 10/01/37	7,013	7,190,296
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	9,525	8,113,304
6.50%, 03/01/41 (Call 09/01/40)	14,157	14,820,885
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	11,569	9,372,751
3.30%, 03/15/52 (Call 09/15/51)(a)	9,475	6,749,114
3.90%, 03/15/28 (Call 12/15/27)	9,018	8,558,702
4.65%, 11/15/34 (Call 05/15/34)(a)	12,802	12,157,282
4.88%, 11/15/44 (Call 05/15/44)(a)	18,061	16,845,027
5.88%, 05/01/42	16,820	17,582,957
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	4,337	3,867,389
1.90%, 08/15/30 (Call 05/15/30)(a)	10,687	8,539,686
2.15%, 01/15/31 (Call 10/15/30)(a)	5,994	4,834,101
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	17,250	15,093,571
2.50%, 09/12/26(a)	11,468	10,736,600
2.75%, 04/06/30 (Call 01/06/30)(a)	23,464	20,825,009
2.88%, 05/10/26	21,263	20,257,979
3.00%, 11/26/51 (Call 05/26/51)	13,308	9,355,600
3.13%, 11/07/49 (Call 05/07/49)	12,654	9,241,412
3.25%, 04/06/50 (Call 10/06/49)	21,474	16,113,572
3.75%, 09/12/46(a)	13,395	10,833,833
3.88%, 11/13/28 (Call 08/13/28)(a)	17,666	17,184,923
4.00%, 05/10/46(a)	24,861	20,978,808
4.13%, 05/11/35(a)	17,062	15,938,479
4.38%, 05/11/45(a)	34,182	30,672,100
4.55%, 08/12/43	11,974	10,982,805
5.50%, 03/25/40	9,617	9,989,733
6.38%, 12/15/38(a)	35,475	39,960,771
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	5,451	4,044,889
4.00%, 11/15/47 (Call 05/15/47)	5,616	4,395,913
6.50%, 06/15/38(a)	14,288	14,767,785
6.80%, 05/15/38(a)	12,281	13,065,621
6.85%, 06/01/39	9,081	9,731,428
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	13,152	11,744,239
2.99%, 06/29/41 (Call 12/29/40)(a)	10,899	8,311,197
3.13%, 05/29/50 (Call 11/29/49)	29,005	21,012,057
3.39%, 06/29/60 (Call 12/29/59)	8,813	6,305,250
3.46%, 02/19/29 (Call 11/19/28)(a)	14,687	13,803,210
3.46%, 07/12/49 (Call 01/12/49)	12,566	9,707,028
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	12,799	12,486,070
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	11,495	8,376,025
6.63%, 06/15/37(a)	19,292	20,751,038
7.50%, 04/15/32(a)	8,647	9,788,937
		1,441,394,033
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	14,293	13,293,871
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	16,039	14,952,829
4.08%, 12/15/47 (Call 06/15/47)(a)	12,678	10,081,508
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	16,699	14,427,615

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
4.75%, 08/01/43 (Call 02/01/43)	$9,794	$8,547,172
4.85%, 11/15/35 (Call 05/15/35)(a)	12,960	12,104,596
5.00%, 11/15/45 (Call 05/15/45)(a)	21,707	19,524,750
6.70%, 09/15/38	10,903	11,781,447
7.45%, 09/15/39	13,248	15,139,826
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	17,956	15,593,006
		135,446,620
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	3,859	3,111,420
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(a)	12,450	11,096,943
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	6,120	6,019,355
4.90%, 03/15/29 (Call 12/15/28)(a)	13,161	12,714,473
		32,942,191
Pharmaceuticals — 7.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	41,864	39,184,306
3.20%, 05/14/26 (Call 02/14/26)	23,862	22,682,155
3.20%, 11/21/29 (Call 08/21/29)(a)	56,823	51,807,859
4.05%, 11/21/39 (Call 05/21/39)(a)	44,435	38,773,759
4.25%, 11/14/28 (Call 08/14/28)	18,793	18,319,531
4.25%, 11/21/49 (Call 05/21/49)(a)	64,894	55,467,446
4.30%, 05/14/36 (Call 11/14/35)(a)	16,552	15,262,819
4.40%, 11/06/42(a)	31,338	27,997,855
4.45%, 05/14/46 (Call 11/14/45)	23,595	20,829,437
4.50%, 05/14/35 (Call 11/14/34)	27,814	26,274,868
4.55%, 03/15/35 (Call 09/15/34)(a)	17,580	16,681,372
4.70%, 05/14/45 (Call 11/14/44)	31,475	28,855,927
4.75%, 03/15/45 (Call 09/15/44)	13,423	12,406,129
4.85%, 06/15/44 (Call 12/15/43)	15,430	14,444,562
4.88%, 11/14/48 (Call 05/14/48)(a)	19,487	18,286,969
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	10,176	8,448,058
3.45%, 12/15/27 (Call 09/15/27)(a)	9,986	9,361,564
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)(a)	9,115	8,138,901
1.75%, 05/28/28 (Call 03/28/28)	16,682	14,534,915
2.25%, 05/28/31 (Call 02/28/31)(a)	7,904	6,635,497
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	13,036	11,539,716
1.38%, 08/06/30 (Call 05/06/30)	19,806	15,823,101
3.00%, 05/28/51 (Call 11/28/50)	10,168	7,364,922
3.13%, 06/12/27 (Call 03/12/27)	8,541	8,075,884
4.00%, 01/17/29 (Call 10/17/28)	11,289	10,957,171
4.00%, 09/18/42	12,100	10,694,313
4.38%, 11/16/45	7,979	7,308,736
4.38%, 08/17/48 (Call 02/17/48)(a)	9,040	8,278,025
6.45%, 09/15/37	34,344	38,976,916
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	16,182	12,962,295
2.82%, 05/20/30 (Call 02/20/30)(a)	11,242	9,758,482
3.70%, 06/06/27 (Call 03/06/27)(a)	19,082	18,230,960
4.67%, 06/06/47 (Call 12/06/46)	16,383	14,844,567
4.69%, 12/15/44 (Call 06/15/44)(a)	11,690	10,632,524
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	15,149	12,959,545
1.45%, 11/13/30 (Call 08/13/30)(a)	14,098	11,246,684
2.35%, 11/13/40 (Call 05/13/40)	12,260	8,640,446
Security	Par (000)	Value

Pharmaceuticals (continued)
2.55%, 11/13/50 (Call 05/13/50)(a)	$17,110	$11,313,982
2.95%, 03/15/32 (Call 12/15/31)(a)	19,129	16,893,378
3.20%, 06/15/26 (Call 04/15/26)	19,821	19,055,737
3.40%, 07/26/29 (Call 04/26/29)(a)	25,889	24,263,847
3.55%, 03/15/42 (Call 09/15/41)	15,230	12,611,850
3.70%, 03/15/52 (Call 09/15/51)(a)	24,451	19,869,193
3.90%, 02/20/28 (Call 11/20/27)	19,139	18,599,441
3.90%, 03/15/62 (Call 09/15/61)	13,824	11,183,098
4.13%, 06/15/39 (Call 12/15/38)(a)	23,869	21,692,376
4.25%, 10/26/49 (Call 04/26/49)(a)	42,035	37,410,587
4.35%, 11/15/47 (Call 05/15/47)	14,064	12,717,042
4.55%, 02/20/48 (Call 08/20/47)(a)	11,361	10,519,303
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	16,075	15,118,200
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	11,177	10,006,417
2.38%, 03/15/31 (Call 12/15/30)	15,947	13,193,208
2.40%, 03/15/30 (Call 12/15/29)(a)	21,494	18,194,559
3.20%, 03/15/40 (Call 09/15/39)	9,696	7,468,521
3.40%, 03/01/27 (Call 12/01/26)	16,891	15,969,262
3.40%, 03/15/50 (Call 09/15/49)	17,157	12,430,446
3.40%, 03/15/51 (Call 09/15/50)(a)	17,576	12,759,533
3.88%, 10/15/47 (Call 04/15/47)	9,448	7,440,018
4.38%, 10/15/28 (Call 07/15/28)	39,015	38,022,732
4.50%, 02/25/26 (Call 11/27/25)(a)	10,771	10,725,265
4.80%, 08/15/38 (Call 02/15/38)	24,890	23,444,578
4.80%, 07/15/46 (Call 01/16/46)	14,577	13,243,175
4.90%, 12/15/48 (Call 06/15/48)	34,362	31,799,426
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	23,036	19,755,533
1.75%, 08/21/30 (Call 05/21/30)(a)	21,555	17,154,700
1.88%, 02/28/31 (Call 11/28/30)(a)	15,390	12,256,695
2.13%, 09/15/31 (Call 06/15/31)(a)	8,355	6,704,038
2.70%, 08/21/40 (Call 02/21/40)(a)	18,135	12,750,149
2.88%, 06/01/26 (Call 03/01/26)	20,380	19,173,514
3.00%, 08/15/26 (Call 06/15/26)	8,965	8,427,542
3.25%, 08/15/29 (Call 05/15/29)(a)	18,088	16,331,308
3.63%, 04/01/27 (Call 02/01/27)(a)	7,542	7,232,675
3.75%, 04/01/30 (Call 01/01/30)	22,042	20,351,789
4.13%, 04/01/40 (Call 10/01/39)	16,605	13,969,889
4.25%, 04/01/50 (Call 10/01/49)(a)	9,974	8,234,500
4.30%, 03/25/28 (Call 12/25/27)	53,767	52,212,548
4.78%, 03/25/38 (Call 09/25/37)(a)	53,992	49,859,717
5.05%, 03/25/48 (Call 09/25/47)	88,460	81,910,687
5.13%, 07/20/45 (Call 01/20/45)	38,813	36,215,677
5.30%, 12/05/43 (Call 06/05/43)	10,093	9,587,007
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	14,865	9,739,662
2.50%, 09/15/60 (Call 03/15/60)	9,830	6,247,915
3.38%, 03/15/29 (Call 12/15/28)(a)	13,283	12,598,098
3.95%, 03/15/49 (Call 09/15/48)(a)	10,603	9,584,401
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	21,987	21,282,644
6.38%, 05/15/38(a)	28,544	32,516,340
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	9,324	8,669,007
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	19,176	16,697,318
1.30%, 09/01/30 (Call 06/01/30)(a)	21,341	17,485,366
2.10%, 09/01/40 (Call 03/01/40)(a)	10,648	7,440,250
2.25%, 09/01/50 (Call 03/01/50)(a)	10,006	6,531,507

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 03/01/26 (Call 12/01/25)	$18,055	$17,122,676
2.45%, 09/01/60 (Call 03/01/60)(a)	10,915	6,852,105
2.90%, 01/15/28 (Call 10/15/27)	18,371	17,380,259
2.95%, 03/03/27 (Call 12/03/26)	10,851	10,353,240
3.40%, 01/15/38 (Call 07/15/37)	13,229	11,406,713
3.50%, 01/15/48 (Call 07/15/47)	8,060	6,703,130
3.55%, 03/01/36 (Call 09/01/35)	8,221	7,392,503
3.63%, 03/03/37 (Call 09/03/36)	15,949	14,306,934
3.70%, 03/01/46 (Call 09/01/45)(a)	19,559	16,820,175
3.75%, 03/03/47 (Call 09/03/46)	11,686	10,164,502
4.38%, 12/05/33 (Call 06/05/33)(a)	11,202	11,171,041
5.95%, 08/15/37(a)	11,366	12,837,338
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	5,121	4,590,117
1.45%, 06/24/30 (Call 03/24/30)(a)	16,264	13,131,302
1.70%, 06/10/27 (Call 05/10/27)(a)	15,829	14,188,799
1.90%, 12/10/28 (Call 10/10/28)	14,004	12,169,829
2.15%, 12/10/31 (Call 09/10/31)(a)	24,312	20,165,639
2.35%, 06/24/40 (Call 12/24/39)(a)	12,524	8,912,710
2.45%, 06/24/50 (Call 12/24/49)(a)	14,002	9,223,813
2.75%, 12/10/51 (Call 06/10/51)(a)	23,923	16,532,676
2.90%, 12/10/61 (Call 06/10/61)(a)	17,079	11,499,970
3.40%, 03/07/29 (Call 12/07/28)(a)	23,672	22,229,239
3.70%, 02/10/45 (Call 08/10/44)(a)	21,353	17,882,610
3.90%, 03/07/39 (Call 09/07/38)(a)	13,485	11,986,305
4.00%, 03/07/49 (Call 09/07/48)	14,755	12,993,277
4.15%, 05/18/43(a)	13,371	12,076,956
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	10,379	9,764,891
5.20%, 04/15/48 (Call 10/15/47)	8,540	6,615,133
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	15,639	14,316,170
2.20%, 08/14/30 (Call 05/14/30)(a)	17,763	15,235,334
2.75%, 08/14/50 (Call 02/14/50)	12,154	8,676,122
3.10%, 05/17/27 (Call 02/17/27)(a)	11,047	10,563,880
4.00%, 11/20/45 (Call 05/20/45)	12,351	10,950,418
4.40%, 05/06/44	23,743	22,514,143
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	12,502	10,360,917
1.75%, 08/18/31 (Call 05/18/31)(a)	10,115	8,238,251
2.55%, 05/28/40 (Call 11/28/39)(a)	13,457	10,023,693
2.63%, 04/01/30 (Call 01/01/30)	19,009	16,864,232
2.70%, 05/28/50 (Call 11/28/49)(a)	12,495	8,842,861
2.75%, 06/03/26	12,606	11,981,266
3.00%, 12/15/26(a)	16,943	16,211,188
3.45%, 03/15/29 (Call 12/15/28)	17,543	16,609,940
3.60%, 09/15/28 (Call 06/15/28)(a)	10,682	10,321,960
3.90%, 03/15/39 (Call 09/15/38)	11,405	10,259,987
4.00%, 12/15/36	9,012	8,353,155
4.00%, 03/15/49 (Call 09/15/48)(a)	10,554	9,417,847
4.13%, 12/15/46	15,534	14,126,688
4.20%, 09/15/48 (Call 03/15/48)	11,687	10,654,117
4.30%, 06/15/43(a)	8,481	7,875,707
4.40%, 05/15/44(a)	11,596	10,937,839
7.20%, 03/15/39	29,037	35,761,214
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	34,715	32,691,029
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	29,369	24,161,847
3.03%, 07/09/40 (Call 01/09/40)(a)	16,497	12,285,746
Security	Par (000)	Value

Pharmaceuticals (continued)
3.18%, 07/09/50 (Call 01/09/50)	$22,073	$15,552,768
3.38%, 07/09/60 (Call 01/09/60)(a)	12,235	8,387,080
5.00%, 11/26/28 (Call 08/26/28)(a)	21,206	21,237,385
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	23,527	22,010,407
5.25%, 06/15/46 (Call 12/15/45)	12,990	10,066,854
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)(a)	8,831	7,623,825
2.70%, 06/22/30 (Call 03/22/30)(a)	18,011	14,314,617
3.85%, 06/22/40 (Call 12/22/39)	18,280	12,608,941
4.00%, 06/22/50 (Call 12/22/49)	22,378	14,576,349
Wyeth LLC
5.95%, 04/01/37	26,998	29,575,064
6.50%, 02/01/34	10,835	12,252,218
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	11,354	9,346,152
3.00%, 09/12/27 (Call 06/12/27)(a)	8,213	7,583,949
4.70%, 02/01/43 (Call 08/01/42)(a)	13,987	12,976,443
5.60%, 11/16/32	59	61,776
		2,572,437,127
Pipelines — 3.2%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	19,326	17,617,110
5.13%, 06/30/27 (Call 01/01/27)(a)	15,480	15,512,344
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	5,418	4,408,897
4.00%, 03/01/31 (Call 03/01/26)	5,664	4,948,920
4.50%, 10/01/29 (Call 10/01/24)	5,000	4,593,750
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	16,474	12,929,930
3.13%, 11/15/29 (Call 08/15/29)	16,731	14,750,685
3.40%, 08/01/51 (Call 02/01/51)(a)	12,380	8,733,751
4.25%, 12/01/26 (Call 09/01/26)	6,686	6,482,117
5.50%, 12/01/46 (Call 06/01/46)(a)	8,521	8,193,801
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	20,957	18,565,276
4.00%, 10/01/27 (Call 07/01/27)	9,002	8,442,580
4.75%, 01/15/26 (Call 10/15/25)	7,248	7,116,752
4.95%, 05/15/28 (Call 02/15/28)	9,108	8,777,412
4.95%, 06/15/28 (Call 03/15/28)	8,694	8,402,856
5.00%, 05/15/50 (Call 11/15/49)(a)	25,658	21,130,972
5.15%, 03/15/45 (Call 09/15/44)	12,477	10,613,722
5.25%, 04/15/29 (Call 01/15/29)	17,384	16,892,586
5.30%, 04/15/47 (Call 10/15/46)	9,719	8,253,120
5.35%, 05/15/45 (Call 11/15/44)(a)	8,891	7,678,981
5.40%, 10/01/47 (Call 04/01/47)(a)	15,164	13,080,201
5.50%, 06/01/27 (Call 03/01/27)(a)	10,732	10,734,579
6.00%, 06/15/48 (Call 12/15/47)	11,004	10,115,702
6.13%, 12/15/45 (Call 06/15/45)	12,345	11,681,981
6.25%, 04/15/49 (Call 10/15/48)(a)	19,084	18,057,281
6.50%, 02/01/42 (Call 08/01/41)(a)	12,430	12,337,060
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	17,138	14,814,977
3.13%, 07/31/29 (Call 04/30/29)	20,342	18,076,129
3.20%, 02/15/52 (Call 08/15/51)	11,427	7,719,119
3.30%, 02/15/53 (Call 08/15/52)	11,984	8,251,183
3.70%, 02/15/26 (Call 11/15/25)(a)	5,762	5,577,696
3.70%, 01/31/51 (Call 07/31/50)(a)	12,382	9,180,693
3.95%, 01/31/60 (Call 07/31/59)	8,869	6,563,534
4.15%, 10/16/28 (Call 07/16/28)	14,180	13,516,566

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.20%, 01/31/50 (Call 07/31/49)	$14,250	$11,381,348
4.25%, 02/15/48 (Call 08/15/47)	13,410	10,842,595
4.45%, 02/15/43 (Call 08/15/42)	13,156	11,160,810
4.80%, 02/01/49 (Call 08/01/48)	12,782	11,278,993
4.85%, 08/15/42 (Call 02/15/42)	7,647	6,880,631
4.85%, 03/15/44 (Call 09/15/43)(a)	13,528	11,998,359
4.90%, 05/15/46 (Call 11/15/45)	11,625	10,300,202
5.10%, 02/15/45 (Call 08/15/44)	12,625	11,520,575
5.95%, 02/01/41	9,282	9,388,472
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	9,218	8,537,674
6.95%, 01/15/38(a)	12,227	13,024,369
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,517	5,142,363
3.60%, 02/15/51 (Call 08/15/50)(a)	13,180	9,386,963
4.30%, 03/01/28 (Call 12/01/27)(a)	15,438	14,909,335
4.80%, 02/01/33 (Call 11/01/32)(a)	11,313	10,628,720
5.05%, 02/15/46 (Call 08/15/45)	9,094	7,899,250
5.20%, 03/01/48 (Call 09/01/47)	7,736	6,877,013
5.30%, 12/01/34 (Call 06/01/34)	8,850	8,399,386
5.45%, 08/01/52 (Call 02/01/52)	11,375	10,431,394
5.55%, 06/01/45 (Call 12/01/44)(a)	22,448	21,009,373
7.75%, 01/15/32	10,777	12,199,611
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	6,758	5,047,537
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	11,368	10,187,280
2.65%, 08/15/30 (Call 05/15/30)	16,907	13,884,656
4.00%, 03/15/28 (Call 12/15/27)	14,834	13,884,191
4.13%, 03/01/27 (Call 12/01/26)	13,808	13,179,193
4.50%, 04/15/38 (Call 10/15/37)	21,555	18,482,593
4.70%, 04/15/48 (Call 10/15/47)	13,619	11,040,260
4.80%, 02/15/29 (Call 11/15/28)	6,739	6,469,714
4.95%, 09/01/32 (Call 06/01/32)	15,551	14,753,243
4.95%, 03/14/52 (Call 09/14/51)	15,732	13,155,666
5.20%, 03/01/47 (Call 09/01/46)	12,929	11,145,399
5.50%, 02/15/49 (Call 08/15/48)	23,044	20,760,478
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	9,020	7,615,682
3.40%, 09/01/29 (Call 06/01/29)(a)	8,151	7,092,851
4.55%, 07/15/28 (Call 04/15/28)	8,586	8,142,612
5.20%, 07/15/48 (Call 01/15/48)(a)	12,791	10,882,469
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	13,790	12,017,297
3.80%, 09/15/30 (Call 06/15/30)	7,822	6,842,555
4.50%, 12/15/26 (Call 09/15/26)	9,200	8,859,464
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	17,736	16,763,218
4.50%, 05/15/30 (Call 11/15/29)(a)	20,441	19,292,639
5.00%, 03/15/27 (Call 09/15/26)	16,650	16,430,651
5.88%, 06/30/26 (Call 12/31/25)	15,533	15,769,153
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	6,458	5,639,738
4.95%, 04/15/52 (Call 10/15/51)(a)	9,427	7,691,295
5.20%, 07/01/27 (Call 06/01/27)	9,474	9,347,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	11,567	9,876,879
4.88%, 02/01/31 (Call 02/01/26)	17,110	15,584,130
5.50%, 03/01/30 (Call 03/01/25)	10,796	10,323,059
Security	Par (000)	Value

Pipelines (continued)
6.50%, 07/15/27 (Call 01/03/23)(a)	$10,839	$10,897,856
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	14,697	11,885,903
4.10%, 04/15/30 (Call 01/15/30)	14,475	13,515,160
4.25%, 05/15/28 (Call 02/15/28)	16,190	15,468,065
4.63%, 03/01/34 (Call 12/01/33)	14,665	13,480,985
4.88%, 01/15/26 (Call 10/15/25)(a)	3,552	3,529,662
4.88%, 05/15/48 (Call 11/15/47)(a)	9,188	8,250,080
5.10%, 03/15/49 (Call 09/15/48)	10,452	9,738,550
6.10%, 06/01/40(a)	9,113	9,324,423
6.20%, 10/15/37(a)	14,316	14,774,802
7.63%, 01/15/39	15,920	18,569,106
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	9,240	9,924,047
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	17,941	14,735,907
3.50%, 11/15/30 (Call 08/15/30)(a)	13,217	11,688,424
3.75%, 06/15/27 (Call 03/15/27)	14,862	14,083,918
4.65%, 08/15/32 (Call 05/15/32)	12,607	11,933,466
4.85%, 03/01/48 (Call 09/01/47)(a)	7,533	6,587,489
5.10%, 09/15/45 (Call 03/15/45)	10,954	9,800,868
5.30%, 08/15/52 (Call 02/15/52)(a)	12,521	11,543,899
6.30%, 04/15/40(a)	14,119	14,616,031
		1,171,459,252
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	9,025	6,731,614
2.00%, 05/18/32 (Call 02/18/32)	10,184	7,761,048
2.95%, 03/15/34 (Call 12/15/33)(a)	13,722	11,109,205
3.00%, 05/18/51 (Call 11/18/50)	11,306	7,309,737
3.38%, 08/15/31 (Call 05/15/31)	7,364	6,421,239
3.55%, 03/15/52 (Call 09/15/51)(a)	11,974	8,655,266
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	10,705	8,349,998
2.10%, 06/15/30 (Call 03/15/30)(a)	13,843	11,104,780
2.75%, 01/15/27 (Call 11/15/26)	9,999	9,044,518
2.90%, 01/15/30 (Call 10/15/29)(a)	11,601	9,934,645
2.95%, 01/15/51 (Call 07/15/50)(a)	11,726	7,556,564
3.10%, 06/15/50 (Call 12/15/49)(a)	13,029	8,633,953
3.38%, 10/15/26 (Call 07/15/26)	13,719	12,782,917
3.55%, 07/15/27 (Call 04/15/27)	10,476	9,726,697
3.80%, 08/15/29 (Call 05/15/29)(a)	20,909	19,110,391
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	16,443	12,040,263
2.55%, 04/01/32 (Call 01/01/32)(a)	8,852	6,796,525
2.75%, 10/01/26 (Call 07/01/26)	14,771	13,401,417
3.25%, 01/30/31 (Call 10/30/30)	14,136	11,802,435
3.40%, 06/21/29 (Call 03/21/29)	15,717	13,581,236
3.65%, 02/01/26 (Call 11/03/25)(a)	4,144	3,942,912
4.50%, 12/01/28 (Call 09/01/28)	11,729	10,931,105
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	10,292	9,010,496
4.13%, 05/15/29 (Call 02/15/29)	3,540	3,168,472
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	12,770	11,051,387
2.10%, 04/01/31 (Call 01/01/31)(a)	12,789	10,136,972
2.25%, 01/15/31 (Call 10/15/30)(a)	13,120	10,604,775
2.90%, 04/01/41 (Call 10/01/40)(a)	16,511	11,592,715
3.25%, 01/15/51 (Call 07/15/50)(a)	10,727	7,370,603
3.30%, 07/01/30 (Call 04/01/30)(a)	10,594	9,313,016

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 09/01/27 (Call 06/01/27)	$12,734	$11,887,352
3.70%, 06/15/26 (Call 03/15/26)	7,395	7,037,952
3.80%, 02/15/28 (Call 11/15/27)	10,656	9,946,858
4.45%, 02/15/26 (Call 11/15/25)(a)	10,009	9,806,490
Crown Castle International Corp.
2.50%, 07/15/31 (Call 04/15/31)	7,067	5,757,090
2.90%, 03/15/27 (Call 02/15/27)(a)	10,738	9,820,413
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	13,638	12,180,789
3.70%, 08/15/27 (Call 05/15/27)(a)	13,525	12,605,902
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	10,460	8,371,735
2.50%, 05/15/31 (Call 02/15/31)	14,219	11,458,663
3.20%, 11/18/29 (Call 08/18/29)(a)	15,142	13,262,345
3.90%, 04/15/32 (Call 01/15/32)	13,495	12,021,249
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	9,444	8,214,594
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	7,965	6,350,141
5.30%, 01/15/29 (Call 10/15/28)	7,016	6,638,451
5.38%, 04/15/26 (Call 01/15/26)(a)	5,826	5,685,783
Healthcare Realty Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	6,919	5,245,796
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)(a)	5,947	5,131,312
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	12,164	9,304,604
2.25%, 04/15/30 (Call 01/15/30)(a)	11,036	9,215,412
Realty Income Corp.
3.25%, 01/15/31 (Call 10/15/30)	11,690	10,212,820
5.63%, 10/13/32 (Call 07/13/32)(a)	6,821	6,995,357
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	12,964	11,044,153
2.45%, 09/13/29 (Call 06/13/29)(a)	13,811	11,602,627
2.65%, 07/15/30 (Call 04/15/30)(a)	10,952	9,212,277
3.25%, 11/30/26 (Call 08/30/26)(a)	10,005	9,386,726
3.25%, 09/13/49 (Call 03/13/49)(a)	17,295	11,592,254
3.30%, 01/15/26 (Call 10/15/25)	5,823	5,552,975
3.38%, 06/15/27 (Call 03/15/27)	8,438	7,909,358
3.38%, 12/01/27 (Call 09/01/27)(a)	7,334	6,806,404
3.80%, 07/15/50 (Call 01/15/50)(a)	7,371	5,460,834
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	10,569	9,910,333
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	14,148	13,441,571
4.95%, 02/15/30 (Call 12/15/29)(a)	10,570	10,125,726
5.13%, 05/15/32 (Call 02/15/32)(a)	18,276	17,160,040
5.63%, 05/15/52 (Call 11/15/51)	9,194	8,299,252
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	13,107	10,582,416
3.10%, 01/15/30 (Call 10/15/29)	7,481	6,357,430
4.25%, 04/15/28 (Call 01/15/28)	10,124	9,586,559
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	13,043	11,953,928
4.00%, 04/15/30 (Call 01/15/30)	10,224	9,296,965
		671,409,837
Retail — 3.4%
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	14,820	13,839,159
4.75%, 08/01/32 (Call 05/01/32)	5,725	5,604,437
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	13,651	12,070,566
Security	Par (000)	Value

Retail (continued)
1.60%, 04/20/30 (Call 01/20/30)	$20,674	$17,098,405
1.75%, 04/20/32 (Call 01/20/32)	12,820	10,297,629
3.00%, 05/18/27 (Call 02/18/27)	9,989	9,508,890
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)(a)	11,452	10,389,230
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	8,527	6,954,063
4.20%, 05/15/28 (Call 02/15/28)	15,717	15,008,512
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	18,575	14,566,595
1.50%, 09/15/28 (Call 07/15/28)(a)	13,152	11,273,263
1.88%, 09/15/31 (Call 06/15/31)(a)	12,652	10,235,255
2.13%, 09/15/26 (Call 06/15/26)(a)	13,310	12,274,921
2.38%, 03/15/51 (Call 09/15/50)(a)	15,103	9,459,015
2.50%, 04/15/27 (Call 02/15/27)(a)	9,984	9,257,232
2.70%, 04/15/30 (Call 01/15/30)	20,639	18,247,060
2.75%, 09/15/51 (Call 03/15/51)(a)	12,909	8,759,331
2.80%, 09/14/27 (Call 06/14/27)(a)	13,280	12,432,508
2.88%, 04/15/27 (Call 03/15/27)(a)	10,475	9,828,049
2.95%, 06/15/29 (Call 03/15/29)(a)	22,203	20,238,707
3.00%, 04/01/26 (Call 01/01/26)(a)	11,100	10,632,511
3.13%, 12/15/49 (Call 06/15/49)(a)	13,707	10,008,942
3.25%, 04/15/32 (Call 01/15/32)(a)	13,907	12,524,493
3.30%, 04/15/40 (Call 10/15/39)(a)	13,969	11,321,828
3.35%, 04/15/50 (Call 10/15/49)	19,386	14,724,314
3.50%, 09/15/56 (Call 03/15/56)(a)	9,881	7,478,273
3.63%, 04/15/52 (Call 10/15/51)	19,986	15,914,372
3.90%, 12/06/28 (Call 09/06/28)(a)	9,821	9,535,075
3.90%, 06/15/47 (Call 12/15/46)(a)	15,662	13,179,094
4.20%, 04/01/43 (Call 10/01/42)	10,179	9,091,524
4.25%, 04/01/46 (Call 10/01/45)	16,827	14,947,453
4.40%, 03/15/45 (Call 09/15/44)(a)	13,155	11,777,571
4.50%, 09/15/32 (Call 06/15/32)(a)	11,041	10,944,651
4.50%, 12/06/48 (Call 06/06/48)	16,564	15,307,216
4.88%, 02/15/44 (Call 08/15/43)	11,398	11,037,317
4.95%, 09/15/52 (Call 03/15/52)(a)	13,543	13,361,027
5.88%, 12/16/36	34,651	37,610,157
5.95%, 04/01/41 (Call 10/01/40)(a)	11,109	12,146,955
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	13,069	11,003,009
1.70%, 09/15/28 (Call 07/15/28)	12,758	10,894,471
1.70%, 10/15/30 (Call 07/15/30)(a)	17,211	13,654,090
2.50%, 04/15/26 (Call 01/15/26)(a)	12,133	11,368,807
2.63%, 04/01/31 (Call 01/01/31)	20,288	17,047,355
2.80%, 09/15/41 (Call 03/15/41)	15,630	11,035,779
3.00%, 10/15/50 (Call 04/15/50)(a)	19,138	12,816,512
3.10%, 05/03/27 (Call 02/03/27)(a)	14,200	13,336,639
3.35%, 04/01/27 (Call 03/01/27)(a)	7,617	7,233,677
3.65%, 04/05/29 (Call 01/05/29)	17,803	16,604,789
3.70%, 04/15/46 (Call 10/15/45)	14,874	11,408,185
3.75%, 04/01/32 (Call 01/01/32)(a)	17,369	15,772,006
4.05%, 05/03/47 (Call 11/03/46).	18,833	15,234,882
4.25%, 04/01/52 (Call 10/01/51)(a)	17,024	13,956,451
4.45%, 04/01/62 (Call 10/01/61)	14,586	11,819,650
4.50%, 04/15/30 (Call 01/15/30)(a)	15,729	15,303,726
5.00%, 04/15/33 (Call 01/15/33)(a)	15,191	15,095,178
5.63%, 04/15/53 (Call 10/15/52)(a)	16,336	16,308,392
5.80%, 09/15/62 (Call 03/15/62)(a)	12,526	12,444,780
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	9,367	7,951,297

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.63%, 09/01/29 (Call 06/01/29)(a)	$9,173	$8,116,755
3.50%, 03/01/27 (Call 12/01/26)	10,927	10,516,603
3.50%, 07/01/27 (Call 05/01/27)	12,280	11,730,449
3.60%, 07/01/30 (Call 04/01/30)(a)	13,979	13,052,578
3.63%, 09/01/49 (Call 03/01/49)	19,459	15,150,571
3.70%, 01/30/26 (Call 10/30/25)(a)	15,492	15,190,155
3.80%, 04/01/28 (Call 01/01/28)(a)	13,747	13,237,870
4.20%, 04/01/50 (Call 10/01/49)(a)	7,144	6,145,152
4.45%, 03/01/47 (Call 09/01/46)	13,378	11,900,285
4.45%, 09/01/48 (Call 03/01/48)(a)	8,881	7,891,296
4.60%, 09/09/32 (Call 06/09/32)	7,910	7,853,319
4.70%, 12/09/35 (Call 06/09/35)	12,122	11,760,461
4.88%, 12/09/45 (Call 06/09/45)(a)	23,440	22,140,229
5.15%, 09/09/52 (Call 03/09/52)(a)	6,368	6,290,962
6.30%, 10/15/37	12,021	13,278,599
6.30%, 03/01/38	9,428	10,374,063
O'Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	9,283	8,818,248
4.70%, 06/15/32 (Call 03/15/32)(a)	9,936	9,692,170
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	14,086	11,909,241
2.55%, 11/15/30 (Call 08/15/30)(a)	15,706	13,411,016
3.00%, 02/14/32 (Call 11/14/31)(a)	12,616	10,960,561
3.50%, 11/15/50 (Call 05/15/50)(a)	13,658	10,241,697
3.55%, 08/15/29 (Call 05/15/29)(a)	10,549	9,895,542
4.00%, 11/15/28 (Call 08/15/28)(a)	9,220	8,874,250
4.45%, 08/15/49 (Call 02/15/49)(a)	13,111	11,511,686
4.50%, 11/15/48 (Call 05/15/48)(a)	9,509	8,403,396
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	11,238	10,268,901
2.35%, 02/15/30 (Call 11/15/29)	11,627	9,953,803
2.50%, 04/15/26(a)	11,590	10,907,664
2.95%, 01/15/52 (Call 07/15/51)(a)	13,862	9,754,206
3.38%, 04/15/29 (Call 01/15/29)(a)	15,341	14,237,022
4.00%, 07/01/42(a)	12,720	11,193,496
4.50%, 09/15/32 (Call 06/15/32)(a)	14,204	13,906,102
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	12,440	11,534,645
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	5,695,792
4.10%, 04/15/50 (Call 10/15/49)(a)	7,667	5,770,893
4.80%, 11/18/44 (Call 05/18/44)(a)	2,000	1,704,257
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	19,259	14,365,321
2.65%, 09/22/51 (Call 03/22/51)(a)	22,822	16,183,416
3.05%, 07/08/26 (Call 05/08/26)(a)	9,027	8,725,396
3.70%, 06/26/28 (Call 03/26/28)(a)	18,653	18,235,175
4.05%, 06/29/48 (Call 12/29/47)(a)	18,149	16,507,372
4.15%, 09/09/32 (Call 06/09/32)(a)	9,297	9,240,121
4.50%, 09/09/52 (Call 03/09/52)(a)	14,800	14,402,152
5.25%, 09/01/35	15,789	16,836,373
6.20%, 04/15/38(a)	6,693	7,719,728
6.50%, 08/15/37	3,467	4,160,917
		1,258,825,181
Semiconductors — 3.4%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	12,156	10,438,497
2.10%, 10/01/31 (Call 07/01/31)	14,631	11,989,139
2.80%, 10/01/41 (Call 04/01/41)(a)	5,826	4,366,405
2.95%, 10/01/51 (Call 04/01/51)(a)	17,008	12,158,470
Security	Par (000)	Value

Semiconductors (continued)
3.50%, 12/05/26 (Call 09/05/26)(a)	$9,658	$9,260,472
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	15,378	12,665,964
2.75%, 06/01/50 (Call 12/01/49)(a)	6,859	4,796,669
3.30%, 04/01/27 (Call 01/01/27)(a)	11,244	10,801,210
4.35%, 04/01/47 (Call 10/01/46)(a)	10,931	10,081,554
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	13,544	12,392,132
3.88%, 01/15/27 (Call 10/15/26)	33,015	31,246,073
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	9,342	7,842,967
2.45%, 02/15/31 (Call 11/15/30)(c)	31,074	24,625,309
2.60%, 02/15/33 (Call 11/15/32)(c)	17,990	13,582,166
3.14%, 11/15/35 (Call 08/15/35)(c)	38,488	28,490,773
3.19%, 11/15/36 (Call 08/15/36)(c)	32,843	23,942,527
3.42%, 04/15/33 (Call 01/15/33)(c)	23,547	19,148,755
3.46%, 09/15/26 (Call 07/15/26)	12,769	12,065,918
3.47%, 04/15/34 (Call 01/15/34)(c)	32,266	25,695,042
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	35,703	25,774,528
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	20,278	14,392,310
4.00%, 04/15/29 (Call 02/15/29)(c)	13,247	12,094,643
4.11%, 09/15/28 (Call 06/15/28)	18,406	17,184,721
4.15%, 11/15/30 (Call 08/15/30)(a)	26,591	23,912,749
4.15%, 04/15/32 (Call 01/15/32)(a)(c)	13,886	12,238,826
4.30%, 11/15/32 (Call 08/15/32)(a)	22,916	20,365,768
4.75%, 04/15/29 (Call 01/15/29)(a)	6,313	6,039,039
4.93%, 05/15/37 (Call 02/15/37)(c)	34,123	30,099,390
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	11,793	10,071,956
2.00%, 08/12/31 (Call 05/12/31)(a)	14,754	11,822,811
2.45%, 11/15/29 (Call 08/15/29)	22,141	19,191,770
2.60%, 05/19/26 (Call 02/19/26)(a)	9,253	8,712,714
2.80%, 08/12/41 (Call 02/12/41)	13,256	9,437,433
3.05%, 08/12/51 (Call 02/12/51)(a)	11,540	7,761,931
3.10%, 02/15/60 (Call 08/15/59)	13,205	8,511,222
3.15%, 05/11/27 (Call 02/11/27)(a)	12,265	11,617,826
3.20%, 08/12/61 (Call 02/12/61)	8,958	5,837,893
3.25%, 11/15/49 (Call 05/15/49)	22,981	16,130,745
3.73%, 12/08/47 (Call 06/08/47)	25,160	19,469,847
3.75%, 03/25/27 (Call 01/25/27)(a)	9,532	9,277,424
3.75%, 08/05/27 (Call 07/05/27)	10,475	10,112,012
3.90%, 03/25/30 (Call 12/25/29)	13,416	12,689,402
4.00%, 08/05/29 (Call 06/05/29)	9,844	9,410,031
4.00%, 12/15/32(a)	5,461	5,093,557
4.10%, 05/19/46 (Call 11/19/45)(a)	14,961	12,374,104
4.10%, 05/11/47 (Call 11/11/46)	10,235	8,408,508
4.15%, 08/05/32 (Call 05/05/32)(a)	16,349	15,372,585
4.60%, 03/25/40 (Call 09/25/39)(a)	8,298	7,618,239
4.75%, 03/25/50 (Call 09/25/49)(a)	28,277	25,402,979
4.80%, 10/01/41(a)	8,352	7,829,165
4.90%, 07/29/45 (Call 01/29/45)(a)	7,595	7,063,891
4.90%, 08/05/52 (Call 02/05/52)	20,090	18,315,940
4.95%, 03/25/60 (Call 09/25/59)(a)	6,569	5,961,803
5.05%, 08/05/62 (Call 02/05/62)	14,900	13,552,153
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	5,791	4,345,292
4.10%, 03/15/29 (Call 12/15/28)(a)	6,948	6,762,384
4.65%, 07/15/32 (Call 04/15/32)(a)	18,332	18,136,095
4.95%, 07/15/52 (Call 01/15/52)	16,139	15,588,153
5.25%, 07/15/62 (Call 01/15/62)	10,115	10,065,974

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	$9,913	$8,152,631
2.88%, 06/15/50 (Call 12/15/49)(a)	10,959	7,635,639
3.75%, 03/15/26 (Call 01/15/26)	6,200	6,074,457
4.00%, 03/15/29 (Call 12/15/28)(a)	12,491	12,024,641
4.88%, 03/15/49 (Call 09/15/48)(a)	8,034	7,801,903
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)(a)	10,170	8,629,958
2.95%, 04/15/31 (Call 01/15/31)	10,734	8,755,265
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	14,800	11,416,211
4.19%, 02/15/27 (Call 12/15/26)(a)	13,138	12,552,166
4.66%, 02/15/30 (Call 11/15/29)	12,597	11,636,844
6.75%, 11/01/29 (Call 09/01/29)	483	502,955
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	14,873	12,793,993
2.00%, 06/15/31 (Call 03/15/31)(a)	16,348	13,260,360
2.85%, 04/01/30 (Call 01/01/30)(a)	20,010	17,644,362
3.20%, 09/16/26 (Call 06/16/26)(a)	11,738	11,277,265
3.50%, 04/01/40 (Call 10/01/39)	11,324	9,378,486
3.50%, 04/01/50 (Call 10/01/49)(a)	23,616	18,341,525
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)	11,193	8,850,330
2.65%, 02/15/32 (Call 11/15/31)(a)	13,335	10,472,329
3.25%, 05/11/41 (Call 11/11/40)	15,001	10,695,119
3.40%, 05/01/30 (Call 02/01/30)(a)	11,324	9,823,290
3.88%, 06/18/26 (Call 04/18/26)	10,027	9,521,289
4.30%, 06/18/29 (Call 03/18/29)(a)	13,574	12,639,205
5.00%, 01/15/33 (Call 10/15/32)(a)	11,667	11,063,704
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	11,298	10,083,444
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10,688	9,073,764
1.65%, 05/20/32 (Call 02/20/32)	11,705	9,066,053
2.15%, 05/20/30 (Call 02/20/30)(a)	18,254	15,532,060
3.25%, 05/20/27 (Call 02/20/27)(a)	20,631	19,712,782
3.25%, 05/20/50 (Call 11/20/49)(a)	8,206	6,105,124
4.30%, 05/20/47 (Call 11/20/46)(a)	16,401	14,521,358
4.50%, 05/20/52 (Call 11/20/51)(a)	12,908	11,522,619
4.65%, 05/20/35 (Call 11/20/34)(a)	12,698	12,287,269
4.80%, 05/20/45 (Call 11/20/44)(a)	18,209	17,355,590
6.00%, 05/20/53 (Call 11/20/52)	11,482	12,521,666
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	12,513	10,361,081
2.25%, 09/04/29 (Call 06/04/29)	10,975	9,471,811
3.88%, 03/15/39 (Call 09/15/38)	10,329	9,250,853
4.15%, 05/15/48 (Call 11/15/47)	17,847	15,865,978
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	14,931	12,673,833
		1,245,987,067
Software — 3.5%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	23,566	15,121,067
3.40%, 09/15/26 (Call 06/15/26)(a)	11,989	11,504,877
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	8,752	8,041,048
2.30%, 02/01/30 (Call 11/01/29)(a)	13,744	11,815,199
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	11,614	9,386,234
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	12,435	10,173,418
2.90%, 12/01/29 (Call 09/01/29)(a)	10,433	8,918,541
Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	$7,053	$6,230,603
1.65%, 03/01/28 (Call 01/01/28)(a)	11,850	9,955,441
2.25%, 03/01/31 (Call 12/01/30)(a)	25,696	20,524,790
3.10%, 03/01/41 (Call 09/01/40)(a)	13,733	9,640,701
5.10%, 07/15/32 (Call 04/15/32)(a)	8,541	8,361,589
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	8,361	7,458,810
2.65%, 06/01/30 (Call 03/01/30)(a)	15,000	12,694,562
3.20%, 07/01/26 (Call 05/01/26)	24,368	23,001,131
3.50%, 07/01/29 (Call 04/01/29)	38,990	35,134,973
4.20%, 10/01/28 (Call 07/01/28)	11,654	11,121,716
4.40%, 07/01/49 (Call 01/01/49)	24,171	20,067,736
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	42,016	39,521,220
2.53%, 06/01/50 (Call 12/01/49)(a)	73,461	50,905,645
2.68%, 06/01/60 (Call 12/01/59)	43,186	29,099,383
2.92%, 03/17/52 (Call 09/17/51)	72,271	53,630,813
3.04%, 03/17/62 (Call 09/17/61)	24,075	17,518,012
3.30%, 02/06/27 (Call 11/06/26)	43,203	41,791,165
3.45%, 08/08/36 (Call 02/08/36)(a)	17,348	15,760,006
3.50%, 02/12/35 (Call 08/12/34)(a)	18,473	17,109,081
3.70%, 08/08/46 (Call 02/08/46)	18,498	16,398,503
4.10%, 02/06/37 (Call 08/06/36)(a)	9,581	9,268,001
4.25%, 02/06/47 (Call 08/06/46)(a)	12,780	12,223,356
4.45%, 11/03/45 (Call 05/03/45)(a)	7,759	7,590,973
4.50%, 02/06/57 (Call 08/06/56)	7,039	6,791,651
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	26,116	23,445,420
2.30%, 03/25/28 (Call 01/25/28)	24,278	21,065,678
2.65%, 07/15/26 (Call 04/15/26)(a)	32,118	29,590,034
2.80%, 04/01/27 (Call 02/01/27)	23,971	21,892,163
2.88%, 03/25/31 (Call 12/25/30)(a)	39,408	32,939,441
2.95%, 04/01/30 (Call 01/01/30)(a)	35,913	30,816,381
3.25%, 11/15/27 (Call 08/15/27)(a)	29,442	27,114,595
3.60%, 04/01/40 (Call 10/01/39)(a)	33,940	25,475,137
3.60%, 04/01/50 (Call 10/01/49)	49,849	34,755,660
3.65%, 03/25/41 (Call 09/25/40)(a)	25,096	18,764,086
3.80%, 11/15/37 (Call 05/15/37)	20,792	16,513,067
3.85%, 07/15/36 (Call 01/15/36)	13,838	11,241,368
3.85%, 04/01/60 (Call 10/01/59)	39,355	26,882,098
3.90%, 05/15/35 (Call 11/15/34)(a)	13,861	11,554,969
3.95%, 03/25/51 (Call 09/25/50)(a)	38,538	28,231,074
4.00%, 07/15/46 (Call 01/15/46)	35,529	26,406,506
4.00%, 11/15/47 (Call 05/15/47)	25,294	18,770,933
4.10%, 03/25/61 (Call 09/25/60)	16,614	11,865,820
4.13%, 05/15/45 (Call 11/15/44)(a)	22,104	16,920,687
4.30%, 07/08/34 (Call 01/08/34)(a)	19,947	17,629,573
4.38%, 05/15/55 (Call 11/15/54)	14,423	11,030,272
4.50%, 07/08/44 (Call 01/08/44)(a)	11,273	9,160,539
5.38%, 07/15/40	26,340	24,260,194
6.13%, 07/08/39	14,426	14,415,561
6.15%, 11/09/29(a)	6,329	6,608,375
6.25%, 11/09/32.	15,740	16,589,406
6.50%, 04/15/38(a)	13,309	13,774,023
6.90%, 11/09/52(a)	16,231	17,987,741
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	9,396	7,274,580
4.20%, 09/15/28 (Call 06/15/28)	8,923	8,609,283

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	$12,885	$11,102,186
1.95%, 07/15/31 (Call 04/15/31)(a)	18,436	14,980,297
2.70%, 07/15/41 (Call 01/15/41)(a)	13,678	10,060,289
2.90%, 07/15/51 (Call 01/15/51)(a)	23,699	16,470,852
3.05%, 07/15/61 (Call 01/15/61)	14,991	10,074,839
3.70%, 04/11/28 (Call 01/11/28)(a)	14,538	14,049,237
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)(a)	14,118	12,404,932
1.80%, 08/15/28 (Call 06/15/28)(a)	9,629	7,927,320
2.20%, 08/15/31 (Call 05/15/31)(a)	17,053	13,034,551
3.90%, 08/21/27 (Call 05/21/27)	13,613	12,815,696
4.70%, 05/15/30 (Call 02/15/30)	10,312	9,683,527
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)(a)	13,708	12,956,810
3.70%, 04/01/29 (Call 02/01/29)	9,038	8,306,786
3.80%, 04/01/32 (Call 01/01/32)(a)	17,094	15,242,378
		1,307,454,609
Telecommunications — 6.8%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	26,457	22,677,361
1.70%, 03/25/26 (Call 03/25/23)	30,352	27,382,995
2.25%, 02/01/32 (Call 11/01/31)	28,283	22,447,776
2.30%, 06/01/27 (Call 04/01/27)(a)	29,025	26,092,601
2.55%, 12/01/33 (Call 09/01/33)	43,930	34,408,339
2.75%, 06/01/31 (Call 03/01/31)	32,783	27,583,256
3.30%, 02/01/52 (Call 08/01/51)(a)	9,145	6,361,380
3.50%, 06/01/41 (Call 12/01/40)	31,408	24,124,051
3.50%, 09/15/53 (Call 03/15/53)(a)	81,761	57,710,879
3.55%, 09/15/55 (Call 03/15/55)	79,715	55,868,561
3.65%, 06/01/51 (Call 12/01/50)(a)	33,902	24,863,612
3.65%, 09/15/59 (Call 03/15/59)(a)	67,928	47,305,935
3.80%, 02/15/27 (Call 11/15/26)	7,017	6,765,434
3.80%, 12/01/57 (Call 06/01/57)	64,797	47,148,675
3.85%, 06/01/60 (Call 12/01/59)(a)	16,173	11,794,634
4.10%, 02/15/28 (Call 11/15/27)(a)	20,524	19,836,249
4.25%, 03/01/27 (Call 12/01/26)(a)	15,008	14,719,447
4.30%, 02/15/30 (Call 11/15/29)	34,231	32,447,308
4.30%, 12/15/42 (Call 06/15/42)	16,012	13,430,715
4.35%, 03/01/29 (Call 12/01/28)	30,288	29,080,351
4.35%, 06/15/45 (Call 12/15/44)	17,256	14,249,739
4.50%, 05/15/35 (Call 11/15/34)	29,249	26,895,549
4.50%, 03/09/48 (Call 09/09/47)	20,808	17,426,571
4.55%, 03/09/49 (Call 09/09/48)	16,452	13,903,990
4.75%, 05/15/46 (Call 11/15/45)(a)	24,683	21,649,333
4.85%, 03/01/39 (Call 09/01/38)	12,110	11,166,679
5.25%, 03/01/37 (Call 09/01/36)(a)	11,091	10,826,639
5.65%, 02/15/47 (Call 08/15/46)(a)	9,601	9,586,106
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	8,992	6,672,003
4.46%, 04/01/48 (Call 10/01/47)	13,474	11,564,151
British Telecommunications PLC, 9.63%, 12/15/30	30,558	36,757,185
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	16,501	15,627,543
2.95%, 02/28/26(a)	2,976	2,857,638
5.50%, 01/15/40(a)	22,867	23,958,586
5.90%, 02/15/39	21,985	23,979,937
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	7,983	6,328,352
5.45%, 11/15/79 (Call 05/19/79)(a)	12,094	10,785,906
Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	$40,430	$48,100,942
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	13,711	10,777,981
2.75%, 05/24/31 (Call 02/24/31)	10,545	8,480,914
4.60%, 05/23/29 (Call 02/23/29)(a)	10,124	9,637,237
Orange SA
5.38%, 01/13/42(a)	12,426	12,201,959
5.50%, 02/06/44 (Call 08/06/43)(a)	5,960	5,948,113
9.00%, 03/01/31(a)	31,878	39,410,714
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(a)(c)	12,331	11,508,218
3.70%, 11/15/49 (Call 05/15/49)(a)	9,885	7,024,727
3.80%, 03/15/32 (Call 12/15/31)(a)(c)	18,497	16,342,090
4.30%, 02/15/48 (Call 08/15/47)	13,611	10,618,540
4.35%, 05/01/49 (Call 11/01/48)(a)	19,299	15,065,668
4.50%, 03/15/42 (Call 09/15/41)(a)(c)	9,420	7,976,482
4.55%, 03/15/52 (Call 09/15/51)(c)	20,399	16,615,540
5.00%, 03/15/44 (Call 09/15/43)(a)	10,942	9,506,899
Telefonica Emisiones SA
4.10%, 03/08/27(a)	16,798	16,014,052
4.67%, 03/06/38(a)	13,434	10,941,962
4.90%, 03/06/48	13,444	10,548,274
5.21%, 03/08/47(a)	27,768	22,872,490
5.52%, 03/01/49 (Call 09/01/48)(a)	16,383	13,951,973
7.05%, 06/20/36	23,741	24,833,226
Telefonica Europe BV, 8.25%, 09/15/30(a)	16,232	18,327,788
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	15,636	13,502,601
4.60%, 11/16/48 (Call 05/16/48)	7,603	6,524,670
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	12,317	11,032,216
2.05%, 02/15/28 (Call 12/15/27)	22,577	19,482,511
2.25%, 02/15/26 (Call 02/15/23)	8,439	7,732,318
2.25%, 11/15/31 (Call 08/15/31)	10,806	8,598,207
2.55%, 02/15/31 (Call 11/15/30)	29,571	24,451,358
2.63%, 04/15/26 (Call 04/15/23)(a)	16,740	15,397,315
2.63%, 02/15/29 (Call 02/15/24)	15,878	13,590,676
2.70%, 03/15/32 (Call 01/15/29)	13,417	11,025,165
2.88%, 02/15/31 (Call 02/15/26)	14,585	12,267,614
3.00%, 02/15/41 (Call 08/15/40)(a)	30,998	22,427,313
3.30%, 02/15/51 (Call 08/15/50)	34,878	24,277,585
3.38%, 04/15/29 (Call 04/15/24)	27,860	24,866,844
3.40%, 10/15/52 (Call 04/15/52)	31,377	22,011,370
3.50%, 04/15/31 (Call 04/15/26)(a)	28,680	25,093,922
3.60%, 11/15/60 (Call 05/15/60)	19,870	13,752,450
3.75%, 04/15/27 (Call 02/15/27)	43,404	41,112,425
3.88%, 04/15/30 (Call 01/15/30)	79,757	73,153,128
4.38%, 04/15/40 (Call 10/15/39)(a)	24,604	21,373,775
4.50%, 04/15/50 (Call 10/15/49)(a)	36,054	30,573,601
4.75%, 02/01/28 (Call 02/01/23)	19,776	19,263,011
5.20%, 01/15/33 (Call 10/15/32)(a)	12,026	12,054,502
5.65%, 01/15/53 (Call 07/15/52)	12,138	12,122,221
5.80%, 09/15/62 (Call 03/15/62)	8,698	8,664,667
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)(a)	16,253	14,702,126
1.50%, 09/18/30 (Call 06/18/30)	12,561	9,828,846
1.68%, 10/30/30 (Call 07/30/30)	18,926	14,841,493
1.75%, 01/20/31 (Call 10/20/30)(a)	25,750	20,181,045
2.10%, 03/22/28 (Call 01/22/28)	32,732	28,608,095

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.36%, 03/15/32 (Call 12/15/31)	$47,654	$38,259,810
2.55%, 03/21/31 (Call 12/21/30)(a)	45,632	37,985,327
2.63%, 08/15/26(a)	20,911	19,444,905
2.65%, 11/20/40 (Call 05/20/40)(a)	36,337	25,174,085
2.85%, 09/03/41 (Call 03/03/41)(a)	15,748	11,144,200
2.88%, 11/20/50 (Call 05/20/50)(a)	32,790	21,268,132
2.99%, 10/30/56 (Call 04/30/56)(a)	38,854	24,710,736
3.00%, 03/22/27 (Call 01/22/27)	9,741	9,134,982
3.00%, 11/20/60 (Call 05/20/60)	29,674	18,445,809
3.15%, 03/22/30 (Call 12/22/29)(a)	16,989	15,115,348
3.40%, 03/22/41 (Call 09/22/40)	42,571	32,786,439
3.55%, 03/22/51 (Call 09/22/50)(a)	51,264	37,952,790
3.70%, 03/22/61 (Call 09/22/60)(a)	36,866	26,602,214
3.88%, 02/08/29 (Call 11/08/28)	14,235	13,452,064
3.88%, 03/01/52 (Call 09/01/51)(a)	13,286	10,352,502
4.00%, 03/22/50 (Call 09/22/49)(a)	14,555	11,689,321
4.02%, 12/03/29 (Call 09/03/29)(a)	45,647	43,103,225
4.13%, 03/16/27(a)	32,133	31,504,266
4.13%, 08/15/46	12,531	10,287,079
4.27%, 01/15/36(a)	20,471	18,263,360
4.33%, 09/21/28	48,110	46,226,436
4.40%, 11/01/34 (Call 05/01/34)(a)	22,559	20,793,794
4.50%, 08/10/33(a)	23,872	22,582,912
4.52%, 09/15/48(a)	14,598	12,743,645
4.81%, 03/15/39	14,009	13,121,603
4.86%, 08/21/46(a)	24,658	22,576,497
5.01%, 08/21/54(a)	5,463	5,125,105
5.25%, 03/16/37(a)	12,623	12,716,983
6.55%, 09/15/43(a)	9,298	10,402,572
Vodafone Group PLC
4.25%, 09/17/50(a)	19,127	15,091,784
4.38%, 05/30/28(a)	31,722	31,391,698
4.38%, 02/19/43	18,390	15,309,743
4.88%, 06/19/49	18,955	16,163,613
5.00%, 05/30/38(a)	12,326	11,380,020
5.25%, 05/30/48(a)	35,386	31,745,386
6.15%, 02/27/37(a)	20,107	20,444,180
		2,509,996,890

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	15,469	13,878,606

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	11,003	8,278,643
3.55%, 02/15/50 (Call 08/15/49)	9,711	7,707,500
3.90%, 08/01/46 (Call 02/01/46)	6,550	5,489,720
4.05%, 06/15/48 (Call 12/15/47)	8,968	7,651,843
4.13%, 06/15/47 (Call 12/15/46)	8,592	7,434,184
4.15%, 04/01/45 (Call 10/01/44)	10,195	8,904,346
4.15%, 12/15/48 (Call 06/15/48)(a)	7,576	6,625,514
4.45%, 03/15/43 (Call 09/15/42)	8,094	7,416,680
4.45%, 01/15/53 (Call 07/15/52)(a)	18,051	16,533,721
4.55%, 09/01/44 (Call 03/01/44)	8,106	7,493,595
4.90%, 04/01/44 (Call 10/01/43)	11,370	10,973,169
5.75%, 05/01/40 (Call 11/01/39)	8,183	8,677,945
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	10,418	9,791,910
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	13,715	12,254,016
2.45%, 12/02/31 (Call 09/02/31)(a)	21,815	18,143,551
Security	Par (000)	Value

Transportation (continued)
3.00%, 12/02/41 (Call 06/02/41)(a)	$10,584	$7,987,997
3.10%, 12/02/51 (Call 06/02/51)(a)	28,753	20,229,691
6.13%, 09/15/2115 (Call 03/15/2115)	6,914	6,992,873
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	9,049	8,531,001
3.80%, 03/01/28 (Call 12/01/27)(a)	10,193	9,801,157
3.80%, 11/01/46 (Call 05/01/46)(a)	7,385	5,906,524
4.10%, 11/15/32 (Call 08/15/32)(a)	14,426	13,700,457
4.10%, 03/15/44 (Call 09/15/43)(a)	8,760	7,476,492
4.25%, 03/15/29 (Call 12/15/28)	10,965	10,601,353
4.30%, 03/01/48 (Call 09/01/47)	13,015	11,310,699
4.50%, 11/15/52 (Call 05/15/52)(a)	13,745	12,303,136
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	8,828	7,203,175
3.10%, 08/05/29 (Call 05/05/29)(a)	8,901	7,859,887
3.25%, 04/01/26 (Call 01/01/26)(a)	3,197	3,058,194
3.25%, 05/15/41 (Call 11/15/40)(a)	7,793	5,649,803
4.05%, 02/15/48 (Call 08/15/47)(a)	8,468	6,533,829
4.25%, 05/15/30 (Call 02/15/30)(a)	6,002	5,629,275
4.40%, 01/15/47 (Call 07/15/46)	3,342	2,697,215
4.55%, 04/01/46 (Call 10/01/45)	9,619	7,926,306
4.75%, 11/15/45 (Call 05/15/45)	9,759	8,438,330
4.95%, 10/17/48 (Call 04/17/48)	8,239	7,249,332
5.10%, 01/15/44	8,487	7,630,474
5.25%, 05/15/50 (Call 11/15/49)(a)	12,504	11,526,700
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	6,019	4,146,030
3.16%, 05/15/55 (Call 11/15/54)(a)	11,469	7,800,458
4.55%, 06/01/53 (Call 12/01/52)	11,475	10,206,812
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	10,079	8,510,903
2.40%, 02/05/30 (Call 11/05/29)(a)	13,800	11,903,558
2.80%, 02/14/32 (Call 12/15/31)(a)	11,632	10,137,854
2.95%, 03/10/52 (Call 09/10/51)	6,993	4,871,238
2.97%, 09/16/62 (Call 03/16/62)(a)	12,244	8,061,963
3.20%, 05/20/41 (Call 11/20/40)(a)	9,358	7,426,006
3.25%, 02/05/50 (Call 08/05/49)	19,895	14,815,570
3.50%, 02/14/53 (Call 08/14/52)(a)	15,687	12,273,910
3.70%, 03/01/29 (Call 12/01/28)(a)	7,448	7,092,080
3.75%, 02/05/70 (Call 08/05/69)	8,606	6,428,915
3.80%, 10/01/51 (Call 04/01/51)	10,680	8,738,935
3.80%, 04/06/71 (Call 10/06/70)(a)	11,132	8,415,432
3.84%, 03/20/60 (Call 09/20/59)(a)	21,701	17,107,656
3.95%, 09/10/28 (Call 06/10/28)(a)	11,314	10,964,242
4.50%, 01/20/33 (Call 10/20/32)(a)	15,094	14,843,873
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	12,817	12,229,962
3.40%, 03/15/29 (Call 12/15/28)(a)	10,710	10,093,274
3.75%, 11/15/47 (Call 05/15/47)(a)	14,364	12,095,651
4.25%, 03/15/49 (Call 09/15/48)	6,004	5,437,763
4.45%, 04/01/30 (Call 01/01/30)(a)	8,956	8,896,547
5.30%, 04/01/50 (Call 10/01/49)(a)	13,456	14,271,774
6.20%, 01/15/38	20,179	22,792,663
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	16,856	14,971,174
1.50%, 09/22/28 (Call 07/22/28)(a)	13,845	11,955,259
1.80%, 09/22/31 (Call 06/22/31)(a)	28,064	23,146,713
3.95%, 09/09/27 (Call 08/09/27)(a)	6,893	6,847,687
		656,104,139

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	$6,965	$5,491,039
4.45%, 06/01/32 (Call 03/01/32)(a)	11,154	10,742,259
6.59%, 10/15/37	8,994	9,911,532
		26,144,830

Total Long-Term Investments — 97.7%
(Cost: $42,092,544,043)		36,103,129,702

Short-Term Securities

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	2,789,069	2,789,347,851
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	555,084	555,084,000

Total Short-Term Securities — 9.0%
(Cost: $3,343,658,844)		3,344,431,851

Total Investments — 106.7%
(Cost: $45,436,202,887)		39,447,561,553

Liabilities in Excess of Other Assets — (6.7)%		(2,479,510,529)

Net Assets — 100.0%		$36,968,051,024

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,598,451,695	$191,050,537	(a)	$—	$(495,418)	$341,037	$2,789,347,851	2,789,069	$4,441,899	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	203,784,000	351,300,000	(a)	—	—	—	555,084,000	555,084	4,230,647		—
					$(495,418)	$341,037	$3,344,431,851		$8,672,546		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$36,103,129,702	$—	$36,103,129,702
Money Market Funds	3,344,431,851	—	—	3,344,431,851
	$3,344,431,851	$36,103,129,702	$—	$39,447,561,553

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate